Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
January 31, 2026
IID-NPRT1-0426
1.9891456.107
Common Stocks - 97.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (d)	17,317	1,047,504
AUSTRALIA - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	988,188	3,358,049
Interactive Media & Services - 0.1%
CAR Group Ltd	95,065	1,827,079
REA Group Ltd	12,586	1,663,019
SEEK Ltd	89,898	1,312,731
		4,802,829
TOTAL COMMUNICATION SERVICES		8,160,878
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	283,318	16,343,645
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	154,231	5,752,278
Lottery Corp/The	558,081	2,001,391
		7,753,669
Specialty Retail - 0.0%
JB Hi-Fi Ltd	27,185	1,536,192
TOTAL CONSUMER DISCRETIONARY		25,633,506
Consumer Staples - 0.1%
Beverages - 0.0%
Treasury Wine Estates Ltd (e)	196,129	732,039
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	335,015	4,964,362
Endeavour Group Ltd/Australia (e)	381,590	983,165
Metcash Ltd	266,430	615,954
Woolworths Group Ltd	304,884	6,568,747
		13,132,228
TOTAL CONSUMER STAPLES		13,864,267
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	59,049	1,185,865
Santos Ltd	812,833	3,967,774
Whitehaven Coal Ltd	205,158	1,261,469
Woodside Energy Group Ltd	475,044	8,387,617
TOTAL ENERGY		14,802,725
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	744,571	18,942,147
Bank of Queensland Ltd	167,977	794,232
Bendigo & Adelaide Bank Ltd	143,268	1,094,418
Commonwealth Bank of Australia	417,678	43,441,368
National Australia Bank Ltd	764,463	22,964,027
Westpac Banking Corp	853,652	23,076,183
		110,312,375
Capital Markets - 0.2%
ASX Ltd	48,656	1,940,738
HUB24 Ltd	20,490	1,448,081
Macquarie Group Ltd	88,501	13,076,160
Magellan Financial Group Ltd warrants 4/16/2027 (d)	1,938	27
		16,465,006
Financial Services - 0.0%
AMP Ltd	620,690	732,608
Challenger Ltd	138,211	886,400
Washington H Soul Pattinson & Co Ltd (e)	89,597	2,407,664
		4,026,672
Insurance - 0.2%
Insurance Australia Group Ltd	591,683	3,131,340
Medibank Pvt Ltd	690,361	2,220,986
QBE Insurance Group Ltd	377,236	5,170,312
Steadfast Group Ltd	275,428	1,003,084
Suncorp Group Ltd	271,435	3,213,234
		14,738,956
TOTAL FINANCIALS		145,543,009
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	121,098	15,259,540
Telix Pharmaceuticals Ltd (d)(e)	73,270	534,603
		15,794,143
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	35,535	807,670
Cochlear Ltd	16,318	3,057,794
		3,865,464
Health Care Providers & Services - 0.1%
EBOS Group Ltd	49,699	769,340
Ramsay Health Care Ltd	46,722	1,182,968
Sigma Healthcare Ltd	1,443,705	3,106,451
Sonic Healthcare Ltd	123,824	1,980,170
		7,038,929
Health Care Technology - 0.0%
Pro Medicus Ltd	13,934	1,786,505
TOTAL HEALTH CARE		28,485,041
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	340,215	5,306,756
Cleanaway Waste Management Ltd	547,011	940,850
		6,247,606
Construction & Engineering - 0.0%
Worley Ltd	121,002	1,129,922
Ground Transportation - 0.0%
Aurizon Holdings Ltd	432,123	1,110,353
Passenger Airlines - 0.0%
Qantas Airways Ltd	182,175	1,277,456
Professional Services - 0.1%
ALS Ltd	127,359	2,185,234
Computershare Ltd	136,014	3,098,074
		5,283,308
Trading Companies & Distributors - 0.0%
Reece Ltd (e)	54,965	566,468
SGH Ltd	49,253	1,592,082
		2,158,550
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	235,813	816,116
Qube Holdings Ltd	443,489	1,473,088
Transurban Group unit	777,292	7,550,679
		9,839,883
TOTAL INDUSTRIALS		27,047,078
Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (d)	161,067	1,493,958
Software - 0.0%
Technology One Ltd	75,545	1,325,139
WiseTech Global Ltd	52,977	2,139,651
		3,464,790
TOTAL INFORMATION TECHNOLOGY		4,958,748
Materials - 1.4%
Chemicals - 0.0%
Dyno Nobel Ltd	400,559	979,042
Orica Ltd	115,563	2,069,747
		3,048,789
Metals & Mining - 1.4%
BHP Group Ltd	1,267,588	43,658,728
BlueScope Steel Ltd	109,646	2,308,884
Evolution Mining Ltd	507,107	5,194,453
Fortescue Ltd	415,202	6,071,644
Glencore PLC	2,384,278	16,254,473
Lynas Rare Earths Ltd (d)	231,382	2,329,121
Mineral Resources Ltd (d)	43,993	1,750,763
Northern Star Resources Ltd	357,366	7,201,772
PLS Group Ltd (d)	764,011	2,282,362
Rio Tinto Ltd	92,694	9,782,169
Rio Tinto PLC	266,083	24,275,905
South32 Ltd	1,124,631	3,562,682
		124,672,956
TOTAL MATERIALS		127,721,745
Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	118,767	1,903,005
GPT Group/The unit	483,961	1,782,763
Mirvac Group unit	968,160	1,348,356
Stockland unit	608,262	2,283,007
		7,317,131
Industrial REITs - 0.1%
Goodman Group unit	510,979	10,934,356
Office REITs - 0.0%
Dexus unit	266,620	1,247,641
Real Estate Management & Development - 0.0%
Lendlease Group unit	167,169	563,414
Retail REITs - 0.1%
Scentre Group unit	1,307,046	3,713,459
Vicinity Ltd unit	964,625	1,652,423
		5,365,882
TOTAL REAL ESTATE		25,428,424
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	430,744	3,539,393
Gas Utilities - 0.0%
Apa Group unit	328,489	2,026,666
Multi-Utilities - 0.0%
AGL Energy Ltd	146,459	922,980
TOTAL UTILITIES		6,489,039
TOTAL AUSTRALIA		428,134,460
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	35,576	2,110,609
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (b)(c)	19,248	3,134,866
Erste Group Bank AG	79,891	10,369,518
Raiffeisen Bank International AG	32,105	1,624,216
		15,128,600
Insurance - 0.0%
UNIQA Insurance Group AG	30,315	562,006
TOTAL FINANCIALS		15,690,606
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	1,818	424,959
Construction & Engineering - 0.0%
Strabag SE	4,053	420,370
Machinery - 0.0%
ANDRITZ AG	17,816	1,541,628
TOTAL INDUSTRIALS		2,386,957
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	27,756	917,926
Metals & Mining - 0.0%
voestalpine AG	26,338	1,248,790
Paper & Forest Products - 0.0%
Mondi PLC	109,392	1,278,378
TOTAL MATERIALS		3,445,094
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	9,582	285,314
CPI Europe AG (d)(f)	7,756	0
TOTAL REAL ESTATE		285,314
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	20,819	1,528,790
TOTAL AUSTRIA		25,447,370
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	5,043	1,153,102
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	246,554	17,747,711
Food Products - 0.0%
Lotus Bakeries NV	102	1,196,966
TOTAL CONSUMER STAPLES		18,944,677
Financials - 0.2%
Banks - 0.2%
KBC Group NV	62,391	8,793,270
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	18,767	1,777,413
Sofina SA	3,765	1,097,859
		2,875,272
Insurance - 0.0%
Ageas SA/NV	44,739	3,179,231
TOTAL FINANCIALS		14,847,773
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	30,101	9,112,728
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	5,328	1,577,623
Trading Companies & Distributors - 0.0%
Azelis Group NV	44,667	442,629
TOTAL INDUSTRIALS		2,020,252
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	18,648	548,189
Syensqo SA	17,561	1,478,348
Umicore SA	51,919	1,236,998
TOTAL MATERIALS		3,263,535
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	11,759	1,033,542
Cofinimmo SA	9,372	973,157
		2,006,699
Industrial REITs - 0.0%
Warehouses De Pauw CVA	46,977	1,330,852
TOTAL REAL ESTATE		3,337,551
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	12,553	1,819,787
TOTAL BELGIUM		54,499,405
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	185,200	1,315,430
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	200,100	932,298
TOTAL COMMUNICATION SERVICES		2,247,728
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (d)	397,800	445,968
Lojas Renner SA	248,524	705,043
Ultrapar Participacoes SA	175,500	846,362
Vibra Energia SA	223,010	1,218,710
TOTAL CONSUMER DISCRETIONARY		3,216,083
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	1,060,500	2,992,433
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	328,857	1,530,948
Sendas Distribuidora S/A	323,600	526,959
		2,057,907
Personal Care Products - 0.0%
Natura Cosmeticos SA (d)	199,488	332,432
TOTAL CONSUMER STAPLES		5,382,772
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (d)	91,995	330,379
Petroleo Brasileiro SA - Petrobras	938,400	7,201,933
Petroleo Brasileiro SA - Petrobras (PN)	1,091,700	7,832,900
PRIO SA/Brazil (d)	202,200	1,959,086
TOTAL ENERGY		17,324,298
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	367,059	1,277,758
Banco Bradesco SA (PN)	1,323,479	5,359,049
Banco do Brasil SA	716,900	3,435,508
Itau Unibanco Holding SA	1,369,881	11,843,539
Itausa SA	1,452,159	3,769,226
NU Holdings Ltd/Cayman Islands Class A (d)	954,031	16,934,050
		42,619,130
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,317,400	4,042,755
Banco BTG Pactual SA unit	258,200	2,941,255
XP Inc depository receipt	99,831	1,934,875
		8,918,885
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	45,514	512,032
StoneCo Ltd Class A (d)	64,052	1,033,799
		1,545,831
Insurance - 0.0%
BB Seguridade Participacoes SA	155,400	1,101,701
Caixa Seguridade Participacoes S/A	151,300	497,649
		1,599,350
TOTAL FINANCIALS		54,683,196
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	73,973	182,727
Rede D'Or Sao Luiz SA (b)(c)	251,805	2,028,220
		2,210,947
Pharmaceuticals - 0.0%
Hypera SA	91,700	439,268
TOTAL HEALTH CARE		2,650,215
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	173,700	3,199,889
Electrical Equipment - 0.1%
WEG SA	367,100	3,607,698
Ground Transportation - 0.0%
Localiza Rent a Car SA	215,531	1,981,768
Localiza Rent a Car SA (PN)	7,651	67,834
Rumo SA	302,200	847,555
		2,897,157
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	240,400	765,589
TOTAL INDUSTRIALS		10,470,333
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	125,400	1,062,007
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	41,034	1,888,403
Containers & Packaging - 0.0%
Klabin SA unit	247,819	902,230
Metals & Mining - 0.4%
Gerdau SA	321,900	1,371,336
Metalurgica Gerdau SA	210,062	393,960
Vale SA	894,943	14,338,814
Wheaton Precious Metals Corp	113,351	14,933,380
		31,037,490
Paper & Forest Products - 0.0%
Suzano SA	167,753	1,572,420
TOTAL MATERIALS		35,400,543
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	89,200	523,734
Multiplan Empreendimentos Imobiliarios SA	74,600	466,928
TOTAL REAL ESTATE		990,662
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	233,751	2,414,906
Axia Energia Series B	43,829	481,451
Axia Energia Series C	73,444	736,847
Cia Energetica de Minas Gerais	468,354	1,021,653
Cia Paranaense de Energia - Copel	454,900	1,139,249
Energisa S/A unit	81,990	794,700
Equatorial SA	267,923	2,083,209
Transmissora Alianca de Energia Eletrica S/A unit	57,200	452,470
		9,124,485
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (d)	180,400	723,965
Engie Brasil Energia SA	89,470	557,110
		1,281,075
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	117,657	3,157,194
Cia De Sanena Do Parana unit	61,400	544,611
		3,701,805
TOTAL UTILITIES		14,107,365
TOTAL BRAZIL		147,535,202
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (e)	25,968	1,054,040
CANADA - 7.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	77,258	1,997,196
Quebecor Inc Class B	37,857	1,380,940
TELUS Corp	126,181	1,760,687
		5,138,823
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	96,403	3,639,051
TOTAL COMMUNICATION SERVICES		8,777,874
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	66,245	3,386,564
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	12,554	1,544,484
Dollarama Inc	68,337	9,209,297
		10,753,781
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	81,951	5,490,684
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	46,293	3,007,778
TOTAL CONSUMER DISCRETIONARY		22,638,807
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	188,065	9,784,104
Empire Co Ltd Class A	33,202	1,084,584
George Weston Ltd	39,089	2,726,312
Loblaw Cos Ltd	141,522	6,368,048
Metro Inc/CN	48,607	3,226,664
		23,189,712
Food Products - 0.0%
Saputo Inc	61,532	1,856,376
TOTAL CONSUMER STAPLES		25,046,088
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	144,182	2,675,782
Cameco Corp	108,700	13,444,106
Canadian Natural Resources Ltd	520,166	19,341,244
Cenovus Energy Inc	343,688	6,782,137
Enbridge Inc	544,261	26,568,523
Imperial Oil Ltd	38,505	3,890,231
Keyera Corp	57,746	1,955,472
Pembina Pipeline Corp	145,310	6,037,998
South Bow Corp	51,881	1,473,768
Suncor Energy Inc	299,989	15,855,916
TC Energy Corp	259,823	15,234,655
Tourmaline Oil Corp	92,072	4,357,302
Whitecap Resources Inc	304,544	2,777,833
TOTAL ENERGY		120,394,967
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	177,530	24,168,278
Bank of Nova Scotia/The	308,297	23,048,973
Canadian Imperial Bank of Commerce	231,648	21,408,280
National Bank of Canada	97,436	11,610,172
Royal Bank of Canada	350,095	58,292,174
Toronto Dominion Bank	422,953	39,529,247
		178,057,124
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	94,033	4,671,782
Brookfield Corp Class A	538,956	24,567,987
Onex Corp Subordinate Voting Shares	14,317	1,219,886
TMX Group Ltd	69,552	2,567,752
		33,027,407
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	5,137	8,477,587
Great-West Lifeco Inc	65,839	3,081,980
iA Financial Corp Inc	23,047	2,831,853
Intact Financial Corp	44,351	8,074,804
Manulife Financial Corp	420,334	16,011,989
Power Corp of Canada Subordinate Voting Shares	133,705	6,742,939
Sun Life Financial Inc	139,105	8,765,255
		53,986,407
TOTAL FINANCIALS		265,070,938
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (d)	21,715	3,709,563
CAE Inc (d)	80,465	2,578,851
		6,288,414
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	100,170	2,537,998
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	41,462	2,909,785
Stantec Inc	28,553	2,829,612
WSP Global Inc	32,615	6,305,033
		12,044,430
Ground Transportation - 0.4%
Canadian National Railway Co	137,003	13,179,615
Canadian Pacific Kansas City Ltd	225,179	16,738,971
TFI International Inc	19,061	2,048,394
		31,966,980
Passenger Airlines - 0.0%
Air Canada (d)	74,789	1,035,341
Professional Services - 0.0%
Thomson Reuters Corp	33,489	3,700,231
Trading Companies & Distributors - 0.0%
Finning International Inc	32,866	2,061,049
Toromont Industries Ltd	20,360	2,593,502
		4,654,551
TOTAL INDUSTRIALS		62,227,945
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	28,721	8,070,735
IT Services - 0.5%
CGI Inc Class A	48,819	4,184,025
Shopify Inc Class A (d)	305,238	40,052,050
		44,236,075
Software - 0.1%
Constellation Software Inc/Canada	4,974	9,179,645
Constellation Software Inc/Canada warrants 3/31/2040 (d)(f)	2,626	0
Descartes Systems Group Inc/The (d)	21,265	1,588,100
Open Text Corp	62,247	1,589,947
		12,357,692
TOTAL INFORMATION TECHNOLOGY		64,664,502
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	120,768	8,314,912
Containers & Packaging - 0.0%
CCL Industries Inc Class B	35,646	2,148,210
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	125,440	23,845,254
Alamos Gold Inc Class A	105,113	3,895,276
B2Gold Corp	329,714	1,605,407
Barrick Mining Corp	421,179	19,251,776
Franco-Nevada Corp	48,128	11,265,978
Kinross Gold Corp	301,429	9,492,363
Pan American Silver Corp	105,432	5,744,501
Teck Resources Ltd Class B	111,647	5,992,115
		81,092,670
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	13,778	940,929
TOTAL MATERIALS		92,496,721
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	11,097	1,516,328
FirstService Corp Subordinate Voting Shares	10,190	1,578,733
TOTAL REAL ESTATE		3,095,061
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	75,128	3,723,710
Fortis Inc/Canada	126,092	6,722,932
Hydro One Ltd (b)(c)	79,313	3,135,474
		13,582,116
Gas Utilities - 0.0%
AltaGas Ltd	77,762	2,345,452
Brookfield Infrastructure Corp	30,040	1,436,643
		3,782,095
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	33,917	1,412,575
Northland Power Inc	64,769	892,824
		2,305,399
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	173,624	1,139,939
Canadian Utilities Ltd Class A	32,280	1,044,747
		2,184,686
TOTAL UTILITIES		21,854,296
TOTAL CANADA		686,267,199
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	207,937	1,614,324
Specialty Retail - 0.0%
Empresas Copec SA	87,670	747,447
TOTAL CONSUMER DISCRETIONARY		2,361,771
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	92,350	485,080
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	310,825	1,040,435
TOTAL CONSUMER STAPLES		1,525,515
Financials - 0.1%
Banks - 0.1%
Banco de Chile	11,604,299	2,557,692
Banco de Credito e Inversiones SA	19,701	1,465,305
Banco Santander Chile	15,805,627	1,390,767
TOTAL FINANCIALS		5,413,764
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	63,061,388	2,045,925
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (d)	35,693	2,765,316
Metals & Mining - 0.2%
Antofagasta PLC	86,161	4,300,934
Lundin Mining Corp	168,973	4,262,639
		8,563,573
Paper & Forest Products - 0.0%
Empresas Cmpc SA	271,365	406,506
TOTAL MATERIALS		11,735,395
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	161,172	685,205
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	4,703,172	444,089
Enel Chile SA	5,768,358	489,483
		933,572
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	1,827,327	302,801
TOTAL UTILITIES		1,236,373
TOTAL CHILE		25,003,948
CHINA - 6.9%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (b)(c)	1,174,500	1,692,870
Entertainment - 0.2%
China Ruyi Holdings Ltd (d)(e)	2,780,000	768,653
Kingsoft Corp Ltd	239,600	923,792
Netease Inc	426,870	11,068,775
Tencent Music Entertainment Group Class A ADR	123,683	2,075,401
		14,836,621
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	14,754	325,178
Baidu Inc A Shares (d)	555,778	10,652,907
Bilibili Inc Z Shares (d)	72,495	2,483,666
Kuaishou Technology B Shares (b)(c)	703,000	7,212,587
Tencent Holdings Ltd	1,529,100	117,529,391
		138,203,729
TOTAL COMMUNICATION SERVICES		154,733,220
Consumer Discretionary - 2.5%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	149,600	1,280,163
Automobiles - 0.3%
BYD Co Ltd H Shares	919,420	11,462,286
Geely Automobile Holdings Ltd	1,293,000	2,663,096
Great Wall Motor Co Ltd H Shares	574,500	974,402
Li Auto Inc A Shares (d)	300,032	2,507,357
NIO Inc A Shares (d)	459,630	2,191,236
XPeng Inc A Shares (d)	366,914	3,302,813
Yadea Group Holdings Ltd (b)(c)	268,478	379,410
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	108,900	591,331
		24,071,931
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	4,764,540	101,358,855
JD.com Inc A Shares	724,376	10,330,066
PDD Holdings Inc Class A ADR (d)	194,933	19,697,980
Prosus NV Class N	332,492	19,118,713
Vipshop Holdings Ltd Class A ADR	57,345	981,173
		151,486,787
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	338,140	2,061,683
TAL Education Group Class A ADR (d)	104,496	1,327,099
		3,388,782
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd	430,540	2,067,773
Haidilao International Holding Ltd (b)(c)	438,000	895,949
Meituan B Shares (b)(c)(d)	1,381,290	17,076,175
Tongcheng Travel Holdings Ltd (c)	298,000	886,512
Trip.com Group Ltd	151,746	9,313,509
Yum China Holdings Inc (Hong Kong)	90,450	4,503,917
		34,743,835
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	570,800	1,885,106
Midea Group Co Ltd H Shares	108,900	1,193,954
		3,079,060
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	538,200	992,061
Pop Mart International Group Ltd (b)(c)	167,800	4,802,816
		5,794,877
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	295,000	2,954,872
Li Ning Co Ltd	577,500	1,511,002
Shenzhou International Group Holdings Ltd	197,000	1,571,037
		6,036,911
TOTAL CONSUMER DISCRETIONARY		229,882,346
Consumer Staples - 0.1%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	393,000	1,319,038
Nongfu Spring Co Ltd H Shares (b)(c)	453,600	2,783,578
Tsingtao Brewery Co Ltd H Shares	156,000	988,067
		5,090,683
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (d)	1,458,000	1,216,850
JD Health International Inc (b)(c)(d)	256,150	2,073,897
		3,290,747
Food Products - 0.1%
China Feihe Ltd (b)(c)	933,000	463,388
China Mengniu Dairy Co Ltd	737,000	1,537,756
Tingyi Cayman Islands Holding Corp	468,000	710,498
Want Want China Holdings Ltd	1,108,000	669,444
Wilmar International Ltd	661,200	1,762,022
		5,143,108
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	118,200	502,934
Hengan International Group Co Ltd	168,000	608,594
		1,111,528
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	448,000	649,167
TOTAL CONSUMER STAPLES		15,285,233
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	462,000	506,821
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	530,000	775,451
China Petroleum & Chemical Corp H Shares	5,990,000	4,125,165
China Shenhua Energy Co Ltd H Shares	843,500	4,645,021
PetroChina Co Ltd H Shares	5,268,000	6,257,862
Yankuang Energy Group Co Ltd H Shares	787,500	1,150,187
		16,953,686
TOTAL ENERGY		17,460,507
Financials - 1.3%
Banks - 0.8%
Agricultural Bank of China Ltd H Shares	7,670,000	5,370,502
Bank of China Ltd H Shares	20,872,000	12,477,086
Bank of Communications Co Ltd H Shares	5,336,000	4,590,049
BOC Hong Kong Holdings Ltd	897,000	4,735,254
China CITIC Bank Corp Ltd H Shares	2,270,000	2,115,385
China Construction Bank Corp H Shares	24,600,000	24,839,368
China Merchants Bank Co Ltd H Shares	824,500	5,051,212
China Minsheng Banking Corp Ltd H Shares	1,773,000	882,857
Industrial & Commercial Bank of China Ltd H Shares	19,921,000	16,549,620
Postal Savings Bank of China Co Ltd H Shares (b)(c)	2,352,000	1,535,464
		78,146,797
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	914,000	1,230,819
China International Capital Corp Ltd H Shares (b)(c)	366,800	996,339
CITIC Securities Co Ltd H Shares	316,375	1,184,164
Guotai Haitong Securities Co Ltd H Shares (b)(c)	615,000	1,308,393
Huatai Securities Co Ltd H Shares (b)(c)	395,000	942,486
		5,662,201
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	25,185	391,626
Insurance - 0.4%
China Life Insurance Co Ltd H Shares	1,858,000	8,295,726
China Pacific Insurance Group Co Ltd H Shares	645,400	3,255,048
New China Life Insurance Co Ltd H Shares	239,700	1,949,916
People's Insurance Co Group of China Ltd/The H Shares	2,152,000	1,873,197
PICC Property & Casualty Co Ltd H Shares	1,726,000	3,577,007
Ping An Insurance Group Co of China Ltd H Shares	1,617,500	15,002,881
		33,953,775
TOTAL FINANCIALS		118,154,399
Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)	173,000	2,444,823
Innovent Biologics Inc (b)(c)(d)	355,500	3,690,563
Zai Lab Ltd (d)	252,500	419,782
		6,555,168
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	616,800	394,772
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	340,800	910,882
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (d)	340,000	559,261
Wuxi Apptec Co Ltd H Shares (b)(c)	105,484	1,501,494
Wuxi Biologics Cayman Inc (b)(c)(d)	891,500	4,222,360
		6,283,115
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	1,988,160	2,443,177
Hansoh Pharmaceutical Group Co Ltd (b)(c)	288,000	1,423,023
Sino Biopharmaceutical Ltd	2,489,500	2,115,984
		5,982,184
TOTAL HEALTH CARE		20,126,121
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (d)	1,469,400	1,912,904
JD Logistics Inc (b)(c)(d)	525,700	753,009
ZTO Express Cayman Inc A Shares	105,000	2,318,417
		4,984,330
Building Products - 0.0%
Xinyi Glass Holdings Ltd (e)	606,678	793,673
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	869,000	559,525
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	1,057,000	610,216
China State Construction International Holdings Ltd	460,000	552,323
		1,162,539
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	204,066	2,020,253
Industrial Conglomerates - 0.0%
CITIC Ltd	1,966,000	3,148,278
Machinery - 0.2%
Airtac International Group	36,650	1,323,650
CRRC Corp Ltd H Shares	1,110,000	824,106
Weichai Power Co Ltd H Shares	480,000	1,635,617
Yangzijiang Shipbuildling (Holdings) Ltd	679,200	1,783,294
Zhuzhou CRRC Times Electric Co Ltd H Shares	102,100	557,804
		6,124,471
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	612,000	1,073,258
SITC International Holdings Co Ltd	325,000	1,212,286
		2,285,544
Professional Services - 0.0%
Kanzhun Ltd ADR	92,136	1,706,359
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	287,272	578,435
TOTAL INDUSTRIALS		23,363,407
Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	193,000	825,156
ZTE Corp H Shares (e)	189,800	688,538
		1,513,694
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	176,000	833,579
Kingboard Holdings Ltd	144,000	583,218
Sunny Optical Technology Group Co Ltd	168,500	1,350,226
		2,767,023
IT Services - 0.0%
Chinasoft International Ltd	610,000	393,543
GDS Holdings Ltd A Shares (d)	257,700	1,434,899
		1,828,442
Semiconductors & Semiconductor Equipment - 0.1%
GCL Technology Holdings Ltd (d)	5,496,000	759,806
Hua Hong Semiconductor Ltd (b)(c)(d)	173,000	2,579,909
Silergy Corp	85,000	755,346
Xinyi Solar Holdings Ltd	1,105,295	478,219
		4,573,280
Software - 0.0%
Kingdee International Software Group Co Ltd (d)	713,000	1,181,929
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	1,896,000	2,136,249
Xiaomi Corp B Shares (b)(c)(d)	4,304,800	19,485,978
		21,622,227
TOTAL INFORMATION TECHNOLOGY		33,486,595
Materials - 0.2%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	302,000	959,491
China National Building Material Co Ltd H Shares	944,000	679,110
		1,638,601
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	974,000	1,726,796
China Hongqiao Group Ltd	818,000	3,782,102
CMOC Group Ltd H Shares	903,000	2,579,967
Zhaojin Mining Industry Co Ltd H Shares	418,500	1,939,261
Zijin Mining Group Co Ltd H Shares	1,496,000	8,023,758
		18,051,884
TOTAL MATERIALS		19,690,485
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	925,500	1,663,320
China Resources Land Ltd	716,500	2,813,868
China Resources Mixc Lifestyle Services Ltd (b)(c)	149,555	886,751
Country Garden Services Holdings Co Ltd	550,000	454,807
Longfor Group Holdings Ltd (b)(c)(e)	472,469	622,935
Wharf Holdings Ltd/The	241,000	778,643
TOTAL REAL ESTATE		7,220,324
Utilities - 0.0%
Gas Utilities - 0.0%
China Gas Holdings Ltd	738,600	731,783
China Resources Gas Group Ltd	230,500	634,368
ENN Energy Holdings Ltd	182,800	1,575,963
Kunlun Energy Co Ltd	954,000	976,946
		3,919,060
Independent Power and Renewable Electricity Producers - 0.0%
CGN Power Co Ltd H Shares (b)(c)	2,632,000	1,098,337
China Longyuan Power Group Corp Ltd H Shares	841,000	764,340
China Power International Development Ltd	1,122,000	468,212
China Resources Power Holdings Co Ltd	544,000	1,239,513
Huaneng Power International Inc H Shares	1,032,000	752,986
		4,323,388
TOTAL UTILITIES		8,242,448
TOTAL CHINA		647,645,085
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	69,724	1,574,825
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	134,070	501,191
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	108,033	885,447
TOTAL COLOMBIA		2,961,463
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (d)(e)	188,256	2,380,765
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	18,198	1,103,411
Moneta Money Bank AS (b)(c)	65,671	658,848
TOTAL FINANCIALS		1,762,259
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	40,238	2,314,359
TOTAL CZECH REPUBLIC		4,076,618
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	19,464	1,572,480
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	22,636	3,064,672
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	164,523	8,395,430
Ringkjoebing Landbobank A/S	6,404	1,616,157
		10,011,587
Insurance - 0.0%
Tryg A/S	80,010	1,944,262
TOTAL FINANCIALS		11,955,849
Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	12,651	2,860,391
Genmab A/S (d)	16,031	5,222,668
Zealand Pharma A/S (d)	15,928	1,062,060
		9,145,119
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	29,965	2,554,366
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	795,433	47,232,212
TOTAL HEALTH CARE		58,931,697
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	49,227	13,821,861
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	252,184	7,644,053
TOTAL INDUSTRIALS		21,465,914
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	86,083	5,269,900
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	115,592	2,597,923
TOTAL DENMARK		104,858,435
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	670,379	1,914,144
Capital Markets - 0.0%
EFG Holding S.A.E. (d)	274,746	168,489
Consumer Finance - 0.0%
U Consumer Finance	69,753	15,101
TOTAL FINANCIALS		2,097,734
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	247,654	456,416
TOTAL EGYPT		2,554,150
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	35,486	1,563,073
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	67,584	1,709,562
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	107,725	2,753,036
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	862,767	16,649,975
Insurance - 0.1%
Sampo Oyj A Shares	625,623	6,977,145
TOTAL FINANCIALS		23,627,120
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	27,309	2,254,621
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	97,102	6,977,353
Konecranes Oyj A Shares	17,609	2,073,715
Metso Oyj	175,945	3,444,309
Valmet Oyj	36,145	1,239,491
Wartsila OYJ Abp	121,197	4,913,202
TOTAL INDUSTRIALS		18,648,070
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	1,308,378	8,427,147
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	24,374	855,773
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	153,751	1,774,738
UPM-Kymmene Oyj	131,990	3,641,359
		5,416,097
TOTAL MATERIALS		6,271,870
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	109,967	2,595,908
TOTAL FINLAND		67,850,407
FRANCE - 4.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	458,390	8,521,489
Media - 0.1%
Publicis Groupe SA	56,561	5,653,175
TOTAL COMMUNICATION SERVICES		14,174,664
Consumer Discretionary - 0.8%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	177,320	6,584,892
Automobiles - 0.0%
Renault SA	45,397	1,715,504
Hotels, Restaurants & Leisure - 0.0%
Accor SA	53,327	2,898,864
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	8,691	20,902,508
Kering SA	17,566	5,483,719
LVMH Moet Hennessy Louis Vuitton SE	63,652	41,081,297
		67,467,524
TOTAL CONSUMER DISCRETIONARY		78,666,784
Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	49,868	4,438,056
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	138,505	2,268,599
Food Products - 0.1%
Danone SA	161,563	12,660,069
Personal Care Products - 0.4%
L'Oreal SA	57,354	26,350,694
TOTAL CONSUMER STAPLES		45,717,418
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	506,604	36,720,762
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	250,865	27,126,674
Credit Agricole SA	279,138	6,045,133
Societe Generale SA Series A	174,398	15,282,412
		48,454,219
Financial Services - 0.0%
Edenred SE	59,325	1,242,569
Insurance - 0.2%
AXA SA	418,368	19,077,222
TOTAL FINANCIALS		68,774,010
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	72,809	22,257,840
Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	154,200	35,304,094
Safran SA	85,617	30,590,220
Thales SA	22,615	6,923,038
		72,817,352
Building Products - 0.1%
Cie de Saint-Gobain SA	114,706	11,322,117
Construction & Engineering - 0.3%
Bouygues SA	46,808	2,530,618
Eiffage SA	17,873	2,647,161
Vinci SA	125,942	18,108,537
		23,286,316
Electrical Equipment - 0.1%
Legrand SA	65,508	10,458,877
Professional Services - 0.0%
Bureau Veritas SA	87,790	2,820,077
TOTAL INDUSTRIALS		120,704,739
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	38,544	5,988,899
Software - 0.0%
Dassault Systemes SE	164,609	4,527,541
TOTAL INFORMATION TECHNOLOGY		10,516,440
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	144,289	27,019,911
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	30,575	3,370,513
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	437,318	13,056,758
Veolia Environnement SA	166,635	6,250,013
TOTAL UTILITIES		19,306,771
TOTAL FRANCE		447,229,852
GERMANY - 5.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	857,051	28,761,166
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	18,790	1,872,022
TOTAL COMMUNICATION SERVICES		30,633,188
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	13,596	656,244
Continental AG	27,002	2,132,935
		2,789,179
Automobiles - 0.2%
Bayerische Motoren Werke AG	65,824	6,820,900
Mercedes-Benz Group AG	180,275	12,320,759
		19,141,659
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	54,391	1,569,258
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	44,969	7,973,165
TOTAL CONSUMER DISCRETIONARY		31,473,261
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	23,936	1,975,897
Personal Care Products - 0.0%
Beiersdorf AG	22,216	2,649,911
TOTAL CONSUMER STAPLES		4,625,808
Financials - 1.2%
Banks - 0.1%
Commerzbank AG	247,658	10,183,645
Capital Markets - 0.3%
Deutsche Bank AG	486,177	19,190,454
Deutsche Boerse AG	47,014	11,905,138
		31,095,592
Insurance - 0.8%
Allianz SE	96,325	42,414,034
Hannover Rueck SE	15,051	4,260,360
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,597	19,756,279
		66,430,673
TOTAL FINANCIALS		107,709,910
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (d)(e)	24,635	2,802,231
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (b)(c)	73,147	3,651,024
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	52,143	2,347,427
Fresenius SE & Co KGaA	102,702	5,747,242
		8,094,669
Pharmaceuticals - 0.2%
Bayer AG	245,260	12,972,215
Merck KGaA	32,276	4,808,891
		17,781,106
TOTAL HEALTH CARE		32,329,030
Industrials - 1.6%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	13,436	5,964,423
Rheinmetall AG	11,482	24,246,551
		30,210,974
Air Freight & Logistics - 0.1%
Deutsche Post AG	239,533	13,396,723
Electrical Equipment - 0.4%
Siemens Energy AG (d)	180,562	30,937,916
Industrial Conglomerates - 0.7%
Siemens AG	183,689	55,534,750
Machinery - 0.1%
Daimler Truck Holding AG	120,516	5,851,285
Gea Group Ag	36,298	2,598,760
Knorr-Bremse AG	16,303	1,902,523
		10,352,568
Trading Companies & Distributors - 0.0%
Brenntag SE	30,882	1,881,547
TOTAL INDUSTRIALS		142,314,478
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	326,242	15,947,530
Software - 0.6%
Nemetschek SE	15,412	1,350,964
SAP SE	254,492	50,839,471
		52,190,435
TOTAL INFORMATION TECHNOLOGY		68,137,965
Materials - 0.3%
Chemicals - 0.2%
BASF SE	222,975	12,088,366
Symrise AG	33,290	2,802,588
		14,890,954
Construction Materials - 0.1%
Heidelberg Materials AG	32,084	8,786,871
TOTAL MATERIALS		23,677,825
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	19,039	1,372,127
Vonovia SE	210,394	6,160,187
TOTAL REAL ESTATE		7,532,314
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	167,090	10,600,178
Multi-Utilities - 0.1%
E.ON SE	553,914	11,729,837
TOTAL UTILITIES		22,330,015
TOTAL GERMANY		470,763,794
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (e)	7,075	213,664
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	43,673	816,378
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	42,528	856,980
Specialty Retail - 0.0%
JUMBO SA	27,976	830,360
TOTAL CONSUMER DISCRETIONARY		1,687,340
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	15,535	625,353
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	515,452	2,467,451
Eurobank SA	655,367	3,212,230
National Bank of Greece SA	208,234	3,681,472
Piraeus Bank SA	269,565	2,719,191
TOTAL FINANCIALS		12,080,344
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	16,687	657,485
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	27,318	1,490,192
Marine Transportation - 0.0%
Star Bulk Carriers Corp	23,055	529,112
TOTAL INDUSTRIALS		2,676,789
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	43,778	1,035,769
TOTAL GREECE		18,921,973
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	24,275	1,481,503
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	882,000	1,320,951
PCCW Ltd	1,107,000	826,130
TOTAL COMMUNICATION SERVICES		2,147,081
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (b)(c)	1,959,500	2,302,609
Financials - 0.7%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (d)	15,159	2,464,398
Hong Kong Exchanges & Clearing Ltd	297,253	16,387,889
		18,852,287
Insurance - 0.5%
AIA Group Ltd	2,621,800	30,248,972
Prudential PLC	638,114	10,481,180
		40,730,152
TOTAL FINANCIALS		59,582,439
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	398,998	1,766,151
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	82,500	796,265
Machinery - 0.1%
Techtronic Industries Co Ltd	357,500	4,873,690
Marine Transportation - 0.0%
Orient Overseas International Ltd	31,500	515,719
TOTAL INDUSTRIALS		7,951,825
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	77,700	1,033,400
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	492,829	2,891,832
Hang Lung Properties Ltd	429,406	518,886
Henderson Land Development Co Ltd	342,500	1,364,371
Hongkong Land Holdings Ltd (Singapore)	249,739	2,120,284
Sino Land Co Ltd	901,206	1,358,944
Sun Hung Kai Properties Ltd	384,000	6,178,723
Swire Properties Ltd	244,400	742,076
Wharf Real Estate Investment Co Ltd	400,000	1,391,687
		16,566,803
Retail REITs - 0.0%
Link REIT	649,980	2,988,605
TOTAL REAL ESTATE		19,555,408
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	152,500	1,254,224
CLP Holdings Ltd	397,500	3,762,769
Power Assets Holdings Ltd	337,500	2,620,214
		7,637,207
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	2,704,393	2,551,347
TOTAL UTILITIES		10,188,554
TOTAL HONG KONG		102,761,316
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	115,416	1,409,600
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	61,428	7,739,048
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	35,165	1,176,965
TOTAL HUNGARY		10,325,613
INDIA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	723,815	15,540,543
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Bajaj Auto Ltd	16,378	1,714,265
Mahindra & Mahindra Ltd	217,303	8,132,926
Maruti Suzuki India Ltd	32,913	5,240,222
Tata Motors Passenger Vehicles Limited	526,638	2,010,487
		17,097,900
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (d)	1,158,943	3,458,098
Specialty Retail - 0.0%
Trent Ltd	44,738	1,846,965
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	104,077	4,514,536
TOTAL CONSUMER DISCRETIONARY		26,917,499
Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	337,744	1,735,794
Food Products - 0.0%
Nestle India Ltd	177,031	2,572,427
Personal Care Products - 0.1%
Hindustan Unilever Ltd	222,633	5,761,643
Kwality Wall's India Ltd (f)	201,216	88,216
		5,849,859
Tobacco - 0.0%
ITC Ltd	833,481	2,928,282
TOTAL CONSUMER STAPLES		13,086,362
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	495,205	1,968,528
Coal India Ltd	568,905	2,734,583
Indian Oil Corp Ltd	942,299	1,677,546
Oil & Natural Gas Corp Ltd	1,051,149	3,083,266
Reliance Industries Ltd	1,682,531	25,604,771
TOTAL ENERGY		35,068,694
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	570,666	8,528,810
HDFC Bank Ltd	2,839,019	28,771,331
ICICI Bank Ltd	1,324,608	19,590,711
Kotak Mahindra Bank Ltd	1,353,498	6,022,501
State Bank of India	458,677	5,388,181
		68,301,534
Consumer Finance - 0.1%
Bajaj Finance Ltd	709,843	7,198,372
Financial Services - 0.1%
Bajaj Finserv Ltd	96,288	2,050,428
Jio Financial Services Ltd	770,047	2,137,293
Power Finance Corp Ltd	353,065	1,460,676
REC Ltd	294,250	1,168,413
		6,816,810
TOTAL FINANCIALS		82,316,716
Industrials - 0.2%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	898,162	4,398,049
Hindustan Aeronautics Ltd (c)	46,692	2,352,270
		6,750,319
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	165,758	7,108,537
Electrical Equipment - 0.0%
Suzlon Energy Ltd (d)	2,847,186	1,480,198
Machinery - 0.0%
Tata Motors Ltd /new (d)	512,056	2,560,448
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	70,276	1,548,473
Adani Enterprises Ltd	7,929	135,796
		1,684,269
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	182,229	2,821,654
TOTAL INDUSTRIALS		22,405,425
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	262,538	4,854,837
Infosys Ltd	874,567	15,651,672
Tata Consultancy Services Ltd	251,134	8,555,822
Wipro Ltd	741,513	1,915,768
TOTAL INFORMATION TECHNOLOGY		30,978,099
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	113,448	3,004,404
Construction Materials - 0.0%
UltraTech Cement Ltd	29,949	4,146,101
Metals & Mining - 0.2%
Hindalco Industries Ltd	361,506	3,795,076
Tata Steel Ltd	1,823,626	3,841,003
Vedanta Ltd	451,050	3,352,597
		10,988,676
TOTAL MATERIALS		18,139,181
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	1,131,653	3,165,627
Tata Power Co Ltd/The	441,661	1,764,351
		4,929,978
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (d)	1,156,626	1,707,680
NTPC Ltd	1,162,530	4,513,498
		6,221,178
TOTAL UTILITIES		11,151,156
TOTAL INDIA		255,603,675
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	11,444,200	2,446,317
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	7,293,500	426,030
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	1,960,700	260,754
TOTAL COMMUNICATION SERVICES		3,133,101
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	228,967,896	880,270
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	4,947,400	514,795
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	580,300	275,370
Indofood Sukses Makmur Tbk PT	1,175,100	477,198
		752,568
TOTAL CONSUMER STAPLES		1,267,363
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	2,029,000	266,652
Bumi Resources Tbk PT (d)	42,806,700	660,090
United Tractors Tbk PT	348,800	543,381
TOTAL ENERGY		1,470,123
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	13,769,700	6,084,135
Bank Mandiri Persero Tbk PT	9,163,200	2,636,677
Bank Negara Indonesia Persero Tbk PT	3,430,800	920,844
Bank Rakyat Indonesia Persero Tbk PT	16,947,553	3,847,162
		13,488,818
Capital Markets - 0.0%
Indokripto Koin Semesta Tbk PT	1,520,500	216,131
TOTAL FINANCIALS		13,704,949
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	1,083,300	152,068
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	4,353,700	296,953
TOTAL HEALTH CARE		449,021
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	5,098,600	1,933,243
Jardine Matheson Holdings Ltd (Singapore)	51,661	3,759,372
TOTAL INDUSTRIALS		5,692,615
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	6,819,273	877,506
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	3,398,600	1,528,048
Aneka Tambang Tbk	1,918,000	472,181
Bumi Resources Minerals Tbk PT (d)	20,936,500	1,328,451
Merdeka Copper Gold Tbk PT (d)	3,233,110	610,152
		3,938,832
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	610,000	332,172
TOTAL MATERIALS		5,148,510
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	2,466,300	312,221
TOTAL INDONESIA		32,058,173
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	40,416	3,583,451
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	532,906	5,969,377
Bank of Ireland Group PLC	237,585	4,828,399
TOTAL FINANCIALS		10,797,776
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	37,955	3,306,762
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	41,482	5,959,304
TOTAL INDUSTRIALS		9,266,066
TOTAL IRELAND		23,647,293
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	685,632	1,765,812
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (d)	27,328	998,838
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	46,890	605,706
Food Products - 0.0%
Strauss Group Ltd	14,227	537,474
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (d)(e)	9,687	318,121
TOTAL CONSUMER STAPLES		1,461,301
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	2,198	618,417
Paz Retail And Energy Ltd	2,087	510,363
TOTAL ENERGY		1,128,780
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	318,486	7,898,317
Bank Leumi Le-Israel BM	359,756	8,673,421
First International Bank of Israel Ltd	12,880	1,097,832
Israel Discount Bank Ltd Class A	294,327	3,480,098
Mizrahi Tefahot Bank Ltd	36,242	2,845,903
		23,995,571
Capital Markets - 0.0%
Plus500 Ltd	17,191	986,567
Consumer Finance - 0.0%
Isracard Ltd	52,067	247,598
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	15,878	1,161,274
Harel Insurance Investments & Financial Services Ltd	27,454	1,263,912
Menora Mivtachim Holdings Ltd	5,254	677,165
Phoenix Financial Ltd	55,953	2,725,760
		5,828,111
TOTAL FINANCIALS		31,057,847
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (d)	286,408	9,760,785
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	6,628	4,699,996
Construction & Engineering - 0.0%
Electra Ltd/Israel	9,620	333,945
Machinery - 0.0%
Kornit Digital Ltd (d)	10,968	142,036
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (e)	30,345	668,500
TOTAL INDUSTRIALS		5,844,477
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	16,200	1,457,642
IT Services - 0.0%
Wix.com Ltd (d)	13,967	1,212,894
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel) (d)	7,201	1,110,938
Nova Ltd (Israel) (d)	7,779	3,864,843
Tower Semiconductor Ltd (d)	27,706	3,766,654
		8,742,435
Software - 0.1%
Cellebrite DI Ltd (d)	29,414	432,680
Check Point Software Technologies Ltd (d)(e)	20,887	3,749,426
Nice Ltd (d)	14,974	1,599,500
		5,781,606
TOTAL INFORMATION TECHNOLOGY		17,194,577
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	175,924	958,043
Israel Corp Ltd Class A1	942	282,145
TOTAL MATERIALS		1,240,188
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	48,511	426,632
Real Estate Management & Development - 0.1%
Airport City Ltd (d)	15,944	297,877
Alony Hetz Properties & Investments Ltd	40,370	534,116
Amot Investments Ltd	59,806	464,803
Azrieli Group Ltd	8,752	1,178,830
Big Shopping Centers Ltd	4,170	1,006,025
Melisron Ltd	5,605	737,774
Mivne Real Estate KD Ltd	147,175	689,427
		4,908,852
TOTAL REAL ESTATE		5,335,484
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (d)	31,423	1,785,231
OPC Energy Ltd (d)	37,192	1,015,696
TOTAL UTILITIES		2,800,927
TOTAL ISRAEL		78,589,016
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(c)	80,189	707,187
Telecom Italia SpA/Milano (d)	2,584,275	1,746,065
Telecom Italia SpA/Milano (d)	248,399	196,921
TOTAL COMMUNICATION SERVICES		2,650,173
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	30,499	10,151,479
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (e)	8,542	816,096
Moncler SpA	55,614	3,230,840
Prada Spa	128,600	659,124
		4,706,060
TOTAL CONSUMER DISCRETIONARY		14,857,539
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	142,342	1,009,651
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	518,340	10,594,420
Financials - 1.2%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	538,739	5,577,482
Banca Popolare di Sondrio SPA	21,694	442,683
Banco BPM SpA	378,409	5,660,665
BPER Banca SPA	347,973	4,889,829
FinecoBank Banca Fineco SpA	152,825	4,048,727
Intesa Sanpaolo SpA	3,821,643	27,054,908
UniCredit SpA	388,655	33,869,753
		81,544,047
Capital Markets - 0.0%
Azimut Holding SpA	27,633	1,163,450
Financial Services - 0.1%
Banca Mediolanum SpA	54,233	1,270,273
Nexi SpA (b)(c)(e)	145,143	620,223
Poste Italiane SpA (b)(c)	113,930	2,998,042
		4,888,538
Insurance - 0.1%
Generali	262,858	10,715,193
Unipol Assicurazioni SpA	112,933	2,513,317
		13,228,510
TOTAL FINANCIALS		100,824,545
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	27,115	1,489,403
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	99,614	6,656,869
Electrical Equipment - 0.1%
Prysmian SpA	74,070	8,819,397
Machinery - 0.0%
Interpump Group SpA	20,284	1,175,253
Passenger Airlines - 0.0%
Ryanair Holdings PLC	131,164	4,451,621
TOTAL INDUSTRIALS		21,103,140
Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	6,012	786,746
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	1,927,061	21,291,253
Terna - Rete Elettrica Nazionale	351,614	3,803,586
		25,094,839
Gas Utilities - 0.0%
Italgas SpA	154,514	1,851,679
Snam SpA	510,252	3,506,788
		5,358,467
Multi-Utilities - 0.0%
A2A SpA	389,535	1,173,269
Hera SpA	199,103	983,204
		2,156,473
TOTAL UTILITIES		32,609,779
TOTAL ITALY		185,925,396
JAPAN - 15.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	33,400	538,034
NTT Inc	7,455,000	7,491,381
		8,029,415
Entertainment - 0.3%
Capcom Co Ltd	85,400	2,176,754
Konami Group Corp	25,800	3,745,968
Nexon Co Ltd	101,000	2,403,612
Nintendo Co Ltd	291,800	18,069,878
Square Enix Holdings Co Ltd	66,400	1,147,284
Toho Co Ltd/Tokyo	30,900	1,572,753
		29,116,249
Interactive Media & Services - 0.0%
Kakaku.com Inc	31,000	422,654
LY Corp	614,600	1,573,636
		1,996,290
Media - 0.0%
CyberAgent Inc	102,400	926,668
Dentsu Group Inc (d)	54,600	1,055,767
Hakuhodo DY Holdings Inc	73,400	547,797
Kadokawa Corp	32,100	677,842
		3,208,074
Wireless Telecommunication Services - 0.6%
KDDI Corp	700,000	11,818,783
SoftBank Corp	7,168,000	9,743,169
SoftBank Group Corp	969,500	26,474,512
		48,036,464
TOTAL COMMUNICATION SERVICES		90,386,492
Consumer Discretionary - 2.6%
Automobile Components - 0.4%
Aisin Corp	140,700	2,512,435
Bridgestone Corp	292,200	6,578,666
Denso Corp	487,200	6,759,786
JTEKT Corp	60,700	713,645
Koito Manufacturing Co Ltd	55,400	864,685
NHK Spring Co Ltd	46,400	841,292
Nifco Inc/Japan	20,500	636,353
Niterra Co Ltd	41,400	1,805,967
Stanley Electric Co Ltd	30,300	596,171
Sumitomo Electric Industries Ltd	198,300	8,615,723
Sumitomo Rubber Industries Ltd	47,300	761,030
Toyo Tire Corp	29,800	800,456
Yokohama Rubber Co Ltd/The	36,700	1,444,191
		32,930,400
Automobiles - 1.0%
Honda Motor Co Ltd	1,015,200	10,210,412
Isuzu Motors Ltd	139,200	2,235,151
Mazda Motor Corp	148,800	1,140,806
Mitsubishi Motors Corp	176,900	433,906
Nissan Motor Co Ltd (d)	588,500	1,434,389
Subaru Corp	145,000	3,112,885
Suzuki Motor Corp	490,500	6,676,391
Toyota Motor Corp	2,956,500	67,010,572
Yamaha Motor Co Ltd	252,200	1,896,063
		94,150,575
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	86,700	1,386,830
J Front Retailing Co Ltd	68,400	995,990
Pan Pacific International Holdings Corp	667,400	3,951,370
Rakuten Group Inc (d)	375,600	2,244,960
Ryohin Keikaku Co Ltd	140,400	2,795,118
Takashimaya Co Ltd	77,100	961,508
		12,335,776
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	28,600	1,565,460
McDonald's Holdings Co Japan Ltd (e)	21,000	910,506
Oriental Land Co Ltd/Japan	301,200	5,272,931
Skylark Holdings Co Ltd	56,400	1,147,606
Zensho Holdings Co Ltd	22,900	1,239,554
		10,136,057
Household Durables - 0.6%
Casio Computer Co Ltd	55,100	536,901
Haseko Corp	50,700	1,036,867
Iida Group Holdings Co Ltd	42,800	704,944
Nikon Corp	75,600	947,931
Open House Group Co Ltd	14,300	840,296
Panasonic Holdings Corp	613,000	8,404,658
Rinnai Corp	28,100	736,999
Sekisui House Ltd	166,300	3,694,362
Sharp Corp/Japan (d)	65,800	298,344
Sony Group Corp	1,535,000	33,843,540
Sumitomo Forestry Co Ltd	155,200	1,679,261
		52,724,103
Leisure Products - 0.1%
Bandai Namco Holdings Inc	163,000	4,223,508
Sankyo Co Ltd	52,300	816,300
Sega Sammy Holdings Inc	37,500	586,513
Shimano Inc	20,100	2,291,150
Yamaha Corp	110,700	800,064
		8,717,535
Specialty Retail - 0.3%
Fast Retailing Co Ltd	52,400	19,909,020
Nitori Holdings Co Ltd	109,200	1,866,663
Sanrio Co Ltd	52,300	1,606,917
Shimamura Co Ltd	12,200	817,879
USS Co Ltd	104,400	1,151,530
Yamada Holdings Co Ltd	144,300	505,460
ZOZO Inc	106,800	880,569
		26,738,038
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	183,400	4,402,501
Goldwin Inc	30,900	514,534
		4,917,035
TOTAL CONSUMER DISCRETIONARY		242,649,519
Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	380,200	3,961,440
Coca-Cola Bottlers Japan Holdings Inc	36,600	811,179
Kirin Holdings Co Ltd	203,300	3,142,243
Sapporo Holdings Ltd	99,100	1,049,528
Suntory Beverage & Food Ltd	31,500	991,855
		9,956,245
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	694,900	9,496,728
Cosmos Pharmaceutical Corp	11,500	516,073
Kobe Bussan Co Ltd	37,100	912,158
MatsukiyoCocokara & Co	95,600	1,530,737
Seven & i Holdings Co Ltd	598,400	8,569,450
Sugi Holdings Co Ltd	28,600	657,711
Sundrug Co Ltd	17,400	463,220
Tsuruha Holdings Inc	72,900	1,161,614
		23,307,691
Food Products - 0.2%
Ajinomoto Co Inc	231,100	5,256,346
Calbee Inc	26,500	516,438
Ezaki Glico Co Ltd	14,300	511,255
Kagome Co Ltd	21,400	377,777
Kewpie Corp	29,100	815,123
Kikkoman Corp	242,900	2,182,427
MEIJI Holdings Co Ltd	65,800	1,540,407
NH Foods Ltd	24,500	1,103,102
Nichirei Corp	65,200	805,521
Nisshin Seifun Group Inc	60,900	772,859
Nissin Foods Holdings Co Ltd (e)	59,400	1,201,357
Toyo Suisan Kaisha Ltd	25,000	1,781,791
Yakult Honsha Co Ltd (e)	72,600	1,169,031
Yamazaki Baking Co Ltd	38,900	820,429
		18,853,863
Household Products - 0.0%
Lion Corp	68,100	729,140
Unicharm Corp	322,600	1,958,196
		2,687,336
Personal Care Products - 0.1%
Kao Corp	116,700	4,668,291
Kobayashi Pharmaceutical Co Ltd	13,200	461,181
Kose Holdings Corp	9,600	341,732
Rohto Pharmaceutical Co Ltd	56,300	930,573
Shiseido Co Ltd	98,900	1,680,073
		8,081,850
Tobacco - 0.1%
Japan Tobacco Inc	274,800	9,931,738
TOTAL CONSUMER STAPLES		72,818,723
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	32,000	954,045
ENEOS Holdings Inc	677,300	5,682,825
Idemitsu Kosan Co Ltd	217,085	1,832,654
Inpex Corp	229,700	5,110,216
Iwatani Corp	53,600	633,634
TOTAL ENERGY		14,213,374
Financials - 2.6%
Banks - 1.7%
Aozora Bank Ltd (e)	35,900	580,394
Chiba Bank Ltd/The	177,800	2,394,257
Fukuoka Financial Group Inc	48,100	1,740,812
Gunma Bank Ltd/The	91,700	1,149,213
Hachijuni Nagano Bank Ltd	112,700	1,401,832
Iyogin Holdings Inc	72,400	1,343,115
Japan Post Bank Co Ltd	446,500	7,905,208
Kyoto Financial Group Inc	74,900	1,803,776
Kyushu Financial Group Inc	102,700	766,799
Mebuki Financial Group Inc	238,100	1,790,058
Mitsubishi UFJ Financial Group Inc	3,012,000	54,548,430
Mizuho Financial Group Inc	621,540	26,985,987
Rakuten Bank Ltd (d)	22,000	1,046,834
Resona Holdings Inc	576,300	6,719,736
Shizuoka Financial Group Inc	118,800	1,932,918
Sumitomo Mitsui Financial Group Inc	962,800	33,881,366
Sumitomo Mitsui Trust Group Inc	176,400	5,891,548
Yamaguchi Financial Group Inc	51,600	818,878
Yokohama Financial Group Inc	286,500	2,599,160
		155,300,321
Capital Markets - 0.2%
Daiwa Securities Group Inc	349,700	3,397,350
Japan Exchange Group Inc	258,100	2,816,445
Nomura Holdings Inc	735,100	6,661,726
SBI Holdings Inc	135,400	3,048,162
		15,923,683
Consumer Finance - 0.0%
Credit Saison Co Ltd	36,500	979,009
Marui Group Co Ltd	45,000	879,879
		1,858,888
Financial Services - 0.1%
GMO Payment Gateway Inc	11,400	658,248
Mitsubishi HC Capital Inc	238,400	2,078,067
ORIX Corp	290,600	8,856,152
Sony Financial Group Inc (d)	1,412,500	1,419,254
Tokyo Century Corp	45,800	636,423
Zenkoku Hosho Co Ltd	23,200	460,672
		14,108,816
Insurance - 0.6%
Dai-ichi Life Holdings Inc	924,300	8,077,770
Japan Post Holdings Co Ltd	431,100	5,165,902
Japan Post Insurance Co Ltd	44,800	1,382,269
MS&AD Insurance Group Holdings Inc	325,400	8,290,406
Sompo Holdings Inc	233,300	8,045,240
T&D Holdings Inc	126,700	3,113,467
Tokio Marine Holdings Inc	482,700	17,991,460
		52,066,514
TOTAL FINANCIALS		239,258,222
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	59,700	991,400
Hoya Corp	85,600	14,309,072
Nihon Kohden Corp	43,700	483,704
Olympus Corp	284,600	3,385,556
Sysmex Corp	118,300	1,119,386
Terumo Corp	369,600	4,834,835
		25,123,953
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	42,700	686,743
Medipal Holdings Corp	50,700	916,964
Suzuken Co Ltd/Aichi Japan	15,000	603,644
		2,207,351
Health Care Technology - 0.0%
M3 Inc	107,200	1,322,745
Pharmaceuticals - 0.6%
Astellas Pharma Inc	451,800	6,284,491
Chugai Pharmaceutical Co Ltd	159,300	9,099,332
Daiichi Sankyo Co Ltd	473,000	8,665,185
Eisai Co Ltd	72,000	2,007,319
Hisamitsu Pharmaceutical Co Inc	17,000	698,850
Kyowa Kirin Co Ltd	59,100	956,423
Nippon Shinyaku Co Ltd	14,700	489,937
Ono Pharmaceutical Co Ltd	116,100	1,727,321
Otsuka Holdings Co Ltd	128,800	7,690,881
Santen Pharmaceutical Co Ltd	83,600	938,852
Shionogi & Co Ltd	200,200	4,121,955
Takeda Pharmaceutical Co Ltd	397,084	13,516,627
Tsumura & Co	16,900	445,869
		56,643,042
TOTAL HEALTH CARE		85,297,091
Industrials - 4.2%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	58,000	1,314,332
Sankyu Inc	12,900	766,615
SG Holdings Co Ltd (e)	115,900	1,115,863
Yamato Holdings Co Ltd	71,400	932,177
		4,128,987
Building Products - 0.2%
Agc Inc	54,600	2,010,632
Daikin Industries Ltd	73,200	8,771,584
Lixil Corp	72,000	824,631
Sanwa Holdings Corp	54,900	1,241,600
TOTO Ltd	37,700	1,184,154
		14,032,601
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	91,800	710,329
Dai Nippon Printing Co Ltd	107,400	1,920,583
Kokuyo Co Ltd	97,000	567,045
Park24 Co Ltd	33,400	464,980
Secom Co Ltd	102,600	3,758,608
TOPPAN Holdings Inc	67,100	2,065,549
		9,487,094
Construction & Engineering - 0.2%
COMSYS Holdings Corp	29,100	906,319
EXEO Group Inc	49,400	823,706
JGC Holdings Corp	61,000	852,368
Kajima Corp	112,200	4,567,459
Kinden Corp	28,500	1,259,260
Obayashi Corp	164,200	3,699,699
Shimizu Corp	136,200	2,410,078
Taisei Corp	41,200	4,097,105
		18,615,994
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	37,400	2,655,893
Fujikura Ltd	68,700	8,687,380
Mabuchi Motor Co Ltd	52,800	494,360
Mitsubishi Electric Corp	527,600	16,466,193
NIDEC CORP	262,200	3,750,709
		32,054,535
Ground Transportation - 0.3%
Central Japan Railway Co	242,000	6,734,906
East Japan Railway Co	283,700	7,136,496
Hankyu Hanshin Holdings Inc	59,100	1,648,201
Keikyu Corp	64,600	634,479
Keio Corp	28,400	707,798
Keisei Electric Railway Co Ltd	124,400	981,471
Kintetsu Group Holdings Co Ltd	47,300	980,170
Kyushu Railway Co	37,900	966,357
Nagoya Railroad Co Ltd	48,300	539,146
Nankai Electric Railway Co Ltd	28,400	524,930
Odakyu Electric Railway Co Ltd	86,100	921,864
Seibu Holdings Inc	64,500	1,706,691
Seino Holdings Co Ltd	34,400	535,249
Tobu Railway Co Ltd	49,000	863,421
Tokyo Metro Co Ltd	66,100	705,804
Tokyu Corp	140,600	1,585,793
West Japan Railway Co	114,700	2,341,285
		29,514,061
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	5,700	1,565,695
Hitachi Ltd	1,143,600	39,683,076
Keihan Holdings Co Ltd	25,500	565,825
Sekisui Chemical Co Ltd	101,800	1,797,747
		43,612,343
Machinery - 1.0%
Amada Co Ltd	83,300	1,065,471
Daifuku Co Ltd	95,000	3,399,522
DMG Mori Co Ltd	32,800	576,480
Ebara Corp	105,200	3,164,973
FANUC Corp	230,700	9,263,666
Hitachi Construction Machinery Co Ltd	29,800	972,601
Hoshizaki Corp	27,700	911,222
IHI Corp	270,400	6,234,086
Japan Steel Works Ltd/The	18,700	1,031,303
Kawasaki Heavy Industries Ltd	42,000	3,494,120
Komatsu Ltd	237,500	9,090,366
Kubota Corp	253,200	3,876,696
Kurita Water Industries Ltd	26,400	1,315,735
Makita Corp	69,200	2,392,667
MINEBEA MITSUMI Inc	99,100	2,007,486
MISUMI Group Inc	71,000	1,170,793
Mitsubishi Heavy Industries Ltd	842,100	24,794,741
Miura Co Ltd	29,000	595,141
Nabtesco Corp	30,700	829,392
NGK Insulators Ltd	62,800	1,496,958
NSK Ltd	116,200	806,402
SMC Corp	14,800	5,753,816
Sumitomo Heavy Industries Ltd	30,000	933,575
THK Co Ltd	27,100	804,805
Toyota Industries Corp	52,000	6,637,762
Yaskawa Electric Corp	66,800	2,121,491
		94,741,270
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	158,800	2,287,188
Mitsui OSK Lines Ltd	89,900	2,810,972
Nippon Yusen KK	108,800	3,575,700
		8,673,860
Passenger Airlines - 0.0%
ANA Holdings Inc	39,400	765,036
Japan Airlines Co Ltd	35,700	674,623
		1,439,659
Professional Services - 0.2%
BayCurrent Inc	33,100	1,163,719
Persol Holdings Co Ltd	446,300	779,784
Recruit Holdings Co Ltd	390,400	20,563,845
		22,507,348
Trading Companies & Distributors - 1.3%
ITOCHU Corp	1,760,100	22,533,810
Marubeni Corp	414,500	13,699,712
Mitsubishi Corp	1,005,600	26,715,117
Mitsui & Co Ltd	725,200	23,593,837
MonotaRO Co Ltd	61,700	832,268
Nagase & Co Ltd	26,800	694,590
Sojitz Corp	52,940	1,925,215
Sumitomo Corp	302,400	12,280,189
Toyota Tsusho Corp	177,600	6,433,352
		108,708,090
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	22,500	702,507
Kamigumi Co Ltd	22,900	800,080
Mitsubishi Logistics Corp	82,900	706,814
		2,209,401
TOTAL INDUSTRIALS		389,725,243
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	38,400	499,850
Azbil Corp	118,800	1,034,011
Dexerials Corp	44,300	769,582
Hamamatsu Photonics KK	71,300	788,741
Hirose Electric Co Ltd	7,700	825,178
Horiba Ltd	10,500	1,242,618
Ibiden Co Ltd (e)	70,400	3,743,355
Jeol Ltd	12,500	501,422
Keyence Corp	49,800	18,161,747
Kyocera Corp	351,200	5,237,591
Murata Manufacturing Co Ltd	460,900	9,363,440
Omron Corp	49,000	1,240,198
Shimadzu Corp	67,700	1,821,548
Taiyo Yuden Co Ltd	31,800	665,959
TDK Corp	485,800	6,268,389
Yokogawa Electric Corp	59,800	1,981,484
		54,145,113
IT Services - 0.3%
BIPROGY Inc	19,200	636,071
Fujitsu Ltd	434,300	12,067,366
NEC Corp	340,600	11,466,309
Nomura Research Institute Ltd	109,000	3,310,991
Obic Co Ltd	81,300	2,257,341
Otsuka Corp	57,200	1,131,729
TIS Inc	50,300	1,461,937
		32,331,744
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	191,200	31,510,443
Disco Corp	23,600	10,059,514
Lasertec Corp	20,000	4,594,750
Renesas Electronics Corp	467,400	7,770,738
Rohm Co Ltd	84,800	1,476,164
SCREEN Holdings Co Ltd	23,900	3,036,146
Socionext Inc	43,700	582,111
SUMCO Corp	88,300	920,885
Tokyo Electron Ltd	117,700	31,362,235
Tokyo Seimitsu Co Ltd	10,000	901,396
Ulvac Inc	11,300	606,035
		92,820,417
Software - 0.0%
Oracle Corp Japan	8,100	547,467
Trend Micro Inc/Japan	31,100	1,215,786
		1,763,253
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	64,500	1,309,505
Canon Inc	226,200	6,847,680
FUJIFILM Holdings Corp	310,400	6,200,321
Konica Minolta Inc	123,900	537,439
Ricoh Co Ltd	143,300	1,261,144
Seiko Epson Corp	78,000	996,672
		17,152,761
TOTAL INFORMATION TECHNOLOGY		198,213,288
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	26,800	793,991
Air Water Inc	57,000	863,508
Asahi Kasei Corp	342,100	3,314,674
Daicel Corp	62,700	589,686
DIC Corp	19,500	476,285
Kaneka Corp	15,900	480,925
Kansai Paint Co Ltd	39,000	621,566
Kuraray Co Ltd	82,300	885,698
Mitsubishi Chemical Group Corp	339,500	2,237,594
Mitsubishi Gas Chemical Co Inc	49,100	971,784
Mitsui Chemicals Inc	94,500	1,377,565
Nippon Paint Holdings Co Ltd	263,300	1,743,027
Nippon Sanso Holdings Corp	53,300	1,614,567
Nissan Chemical Corp	34,600	1,190,074
Nitto Denko Corp	169,800	3,758,948
NOF Corp	58,900	1,134,727
Resonac Holdings Corp (e)	46,300	2,677,598
Shin-Etsu Chemical Co Ltd	495,700	16,300,889
Sumitomo Chemical Co Ltd	419,600	1,274,309
Teijin Ltd	44,100	425,868
Tokyo Ohka Kogyo Co Ltd	30,200	1,420,040
Toray Industries Inc	409,000	3,008,830
Tosoh Corp	83,000	1,352,048
Zeon Corp	51,400	626,558
		49,140,759
Construction Materials - 0.0%
Taiheiyo Cement Corp	28,000	766,942
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	28,700	718,613
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	14,300	851,384
JFE Holdings Inc	160,300	2,160,673
JX Advanced Metals Corp	134,600	2,206,080
Kobe Steel Ltd	98,000	1,409,906
Maruichi Steel Tube Ltd	53,800	532,925
Mitsubishi Materials Corp	32,300	928,343
Nippon Steel Corp	1,342,400	5,593,851
Sumitomo Metal Mining Co Ltd	68,400	3,865,176
Yamato Kogyo Co Ltd	10,900	786,017
		18,334,355
Paper & Forest Products - 0.0%
Oji Holdings Corp	222,600	1,316,384
TOTAL MATERIALS		70,277,053
Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	547	510,736
Daiwa House REIT Investment Corp	1,122	977,291
KDX Realty Investment Corp	989	1,069,137
Nomura Real Estate Master Fund Inc	1,057	1,141,282
Sekisui House Reit Inc	1,081	634,239
United Urban Investment Corp	758	875,256
		5,207,941
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	1,910	807,147
Japan Hotel REIT Investment Corp	1,270	681,939
		1,489,086
Industrial REITs - 0.0%
GLP J-REIT	1,179	1,083,315
Industrial & Infrastructure Fund Investment Corp	612	592,386
Japan Logistics Fund Inc	688	449,449
LaSalle Logiport REIT	471	477,817
Mitsui Fudosan Logistics Park Inc	775	577,895
		3,180,862
Office REITs - 0.1%
Japan Prime Realty Investment Corp	950	643,932
Japan Real Estate Investment Corp	1,797	1,449,119
Nippon Building Fund Inc	2,180	2,021,388
Orix JREIT Inc	1,358	909,077
		5,023,516
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	76,200	1,546,664
Daiwa House Industry Co Ltd	151,600	5,152,598
Hulic Co Ltd	166,800	1,982,070
Mitsubishi Estate Co Ltd	312,400	7,953,321
Mitsui Fudosan Co Ltd	695,100	7,938,674
Nomura Real Estate Holdings Inc	131,600	872,457
Sumitomo Realty & Development Co Ltd	233,900	6,491,345
Tokyo Tatemono Co Ltd	52,600	1,233,429
Tokyu Fudosan Holdings Corp	146,000	1,345,755
		34,516,313
Residential REITs - 0.0%
Advance Residence Investment Corp	690	749,031
Mitsui Fudosan Accommodations Fund Inc	633	565,675
		1,314,706
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	1,820	1,431,210
TOTAL REAL ESTATE		52,163,634
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	189,700	2,756,754
Chugoku Electric Power Co Inc/The	76,300	486,957
Kansai Electric Power Co Inc/The	256,400	4,088,882
Kyushu Electric Power Co Inc	119,700	1,332,277
Tohoku Electric Power Co Inc	123,500	890,579
Tokyo Electric Power Co Holdings Inc (d)	186,700	700,789
		10,256,238
Gas Utilities - 0.1%
Osaka Gas Co Ltd	99,300	3,717,654
Toho Gas Co Ltd	21,500	710,600
Tokyo Gas Co Ltd	79,800	3,530,052
		7,958,306
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	42,800	908,214
TOTAL UTILITIES		19,122,758
TOTAL JAPAN		1,474,125,397
KOREA (SOUTH) - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	53,914	594,614
Entertainment - 0.0%
HYBE Co Ltd	5,455	1,406,306
JYP Entertainment Corp (d)	6,882	350,094
Krafton Inc (d)	7,428	1,300,526
NCSoft Corp	3,483	563,002
Netmarble Corp (b)(c)(d)	6,370	231,839
Pearl Abyss Corp (d)	7,930	312,667
SM Entertainment Co Ltd	2,713	216,931
		4,381,365
Interactive Media & Services - 0.2%
Kakao Corp	76,413	3,234,067
NAVER Corp	35,282	6,688,047
		9,922,114
Media - 0.0%
Cheil Worldwide Inc	20,334	307,659
TOTAL COMMUNICATION SERVICES		15,205,752
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	18,406	805,650
HL Mando Co Ltd	7,985	351,163
Hyundai Mobis Co Ltd	14,918	4,617,112
		5,773,925
Automobiles - 0.2%
Hyundai Motor Co	33,619	11,586,925
Kia Corp	61,015	6,418,072
		18,004,997
Broadline Retail - 0.0%
Shinsegae Inc	1,516	333,875
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	53,670	1,496,814
Hanjin Kal Corp (d)(e)	6,715	522,581
Kangwon Land Inc	29,440	353,914
		2,373,309
Household Durables - 0.0%
Coway Co Ltd (d)	12,639	726,595
LG Electronics Inc	25,812	1,763,229
		2,489,824
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (d)	7,870	250,627
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	9,003	291,364
Youngone Corp	4,701	294,556
		585,920
TOTAL CONSUMER DISCRETIONARY		29,812,477
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	4,372	274,243
Food Products - 0.0%
CJ CheilJedang Corp	1,819	267,697
NongShim Co Ltd (d)	728	204,490
Orion Corp/Republic of Korea	5,830	472,193
Samyang Foods Co Ltd	1,031	838,599
		1,782,979
Personal Care Products - 0.0%
Amorepacific Corp	7,702	736,896
Cosmax Inc (d)	1,972	275,261
LG H&H Co Ltd (e)	2,232	403,866
		1,416,023
Tobacco - 0.1%
KT&G Corp	24,718	2,622,198
TOTAL CONSUMER STAPLES		6,095,443
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	11,096	1,789,764
S-Oil Corp (d)	10,133	739,686
SK Innovation Co Ltd	17,929	1,384,164
TOTAL ENERGY		3,913,614
Financials - 0.5%
Banks - 0.3%
BNK Financial Group Inc	70,720	809,702
Hana Financial Group Inc	69,772	4,814,250
iM Financial Group Co Ltd	35,228	376,386
Industrial Bank of Korea	64,136	979,240
JB Financial Group Co Ltd	28,653	496,731
KakaoBank Corp	88,416	1,395,660
KB Financial Group Inc	88,693	8,236,762
Shinhan Financial Group Co Ltd	115,482	6,696,489
Woori Financial Group Inc	169,365	3,531,526
		27,336,746
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	3,428	1,047,968
Korea Investment Holdings Co Ltd	10,226	1,519,030
Mirae Asset Securities Co Ltd	50,046	1,474,752
NH Investment & Securities Co Ltd	36,447	679,582
Samsung Securities Co Ltd	15,977	997,785
		5,719,117
Consumer Finance - 0.0%
Samsung Card Co Ltd	6,382	249,873
Financial Services - 0.0%
Meritz Financial Group Inc	19,025	1,529,103
Insurance - 0.1%
DB Insurance Co Ltd	10,966	1,077,907
Hyundai Marine & Fire Insurance Co Ltd (d)	13,985	271,365
Samsung Fire & Marine Insurance Co Ltd	8,293	2,863,933
Samsung Life Insurance Co Ltd	26,533	3,443,896
		7,657,101
TOTAL FINANCIALS		42,491,940
Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (d)	10,700	3,046,122
Celltrion Inc	39,248	5,681,333
Hugel Inc (d)	1,273	242,626
PharmaResearch Co Ltd	1,495	487,949
Samsung Episholdings Co Ltd	1,569	655,404
SK Bioscience Co Ltd (d)	6,484	226,602
		10,340,036
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)(e)	30,407	1,163,268
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd (d)	6,662	195,167
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (d)	6,337	886,734
Peptron Inc (d)	5,295	1,115,040
Samsung Biologics Co Ltd (b)(c)(d)	3,008	3,618,151
		5,619,925
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	5,228	263,430
Hanall Biopharma Co Ltd (d)	8,743	310,371
Hanmi Pharm Co Ltd (d)	1,545	515,451
Sam Chun Dang Pharm Co Ltd (d)	3,646	1,207,601
SK Biopharmaceuticals Co Ltd (d)	7,018	570,833
Yuhan Corp (d)	15,502	1,154,051
		4,021,737
TOTAL HEALTH CARE		21,340,133
Industrials - 0.9%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	8,243	7,386,557
Hanwha Systems Co Ltd (d)	18,463	1,198,855
Korea Aerospace Industries Ltd	18,066	2,095,847
LIG Nex1 Co Ltd (d)	3,316	1,100,586
		11,781,845
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,964	140,524
Hyundai Glovis Co Ltd	10,908	1,819,592
		1,960,116
Commercial Services & Supplies - 0.0%
S-1 Corp	4,428	242,960
Construction & Engineering - 0.0%
DL E&C Co Ltd (d)	7,846	240,129
GS Engineering & Construction Corp	16,117	208,527
Hyundai Engineering & Construction Co Ltd	18,155	1,283,976
KEPCO Engineering & Construction Co Inc	4,703	425,975
Samsung E&A Co Ltd	38,493	817,233
		2,975,840
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (d)	111,997	6,994,360
Ecopro BM Co Ltd (d)(e)	13,042	2,085,670
Ecopro Co Ltd (e)	26,472	2,965,197
HD Hyundai Electric Co Ltd	5,684	3,483,126
Hyosung Heavy Industries Corp	1,307	2,345,110
L&F Co Ltd (d)	7,141	621,693
LG Energy Solution Ltd (d)(e)	10,540	2,891,593
LS Corp	4,046	638,667
LS Electric Co Ltd (d)	3,784	1,476,322
POSCO Future M Co Ltd (d)(e)	8,797	1,355,269
Shinsung Delta Tech Co Ltd (d)	3,963	217,718
Taihan Cable & Solution Co Ltd (d)	27,505	557,407
		25,632,132
Industrial Conglomerates - 0.2%
CJ Corp	3,353	502,697
Doosan Co Ltd	1,740	1,020,686
GS Holdings Corp	10,602	502,063
Hanwha Corp (d)	6,880	543,009
LG Corp	22,721	1,436,184
Samsung C&T Corp	22,104	4,593,795
SK Inc	8,983	2,065,050
SK Square Co Ltd (d)	22,176	8,713,076
		19,376,560
Machinery - 0.2%
Doosan Bobcat Inc	11,939	483,903
Hanwha Ocean Co Ltd (d)	32,933	3,144,086
HD Hyundai Heavy Industries Co Ltd	8,135	3,224,325
HD Korea Shipbuilding & Offshore Engineering Co Ltd	11,509	3,280,398
Hyundai Elevator Co Ltd	5,321	346,241
Hyundai Rotem Co Ltd	18,022	2,863,435
Rainbow Robotics (d)	1,751	878,680
Samsung Heavy Industries Co Ltd (d)	180,446	3,663,077
		17,884,145
Marine Transportation - 0.0%
HMM Co Ltd	78,855	1,087,108
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (d)	45,909	737,339
Trading Companies & Distributors - 0.0%
Posco International Corp	11,538	496,282
TOTAL INDUSTRIALS		82,174,327
Information Technology - 2.5%
Electronic Equipment, Instruments & Components - 0.0%
Daejoo Electronic Materials Co Ltd	2,396	125,190
Hanwha Vision Co Ltd (d)	8,423	358,813
IsuPetasys Co Ltd	13,248	1,073,005
LG Display Co Ltd (d)	75,896	607,180
LG Innotek Co Ltd	3,522	594,797
Samsung Electro-Mechanics Co Ltd	13,847	2,663,013
Samsung SDI Co Ltd	15,315	4,117,134
		9,539,132
IT Services - 0.0%
Posco DX Co Ltd	13,082	348,527
Samsung SDS Co Ltd	10,016	1,195,102
		1,543,629
Semiconductors & Semiconductor Equipment - 1.0%
DB HiTek Co Ltd	7,378	538,069
Eo Technics Co Ltd	2,019	523,284
Hanmi Semiconductor Co Ltd (e)	10,584	1,539,379
HPSP Co Ltd	11,059	354,472
LEENO Industrial Inc	10,861	792,828
SK Hynix Inc	136,290	85,396,739
		89,144,771
Software - 0.0%
Douzone Bizon Co Ltd	4,676	313,940
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	1,240,792	137,273,728
TOTAL INFORMATION TECHNOLOGY		237,815,200
Materials - 0.2%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	8,285	319,811
Enchem Co Ltd (d)	4,082	270,402
Hansol Chemical Co Ltd	2,280	443,984
Hanwha Solutions Corp (d)	26,602	507,018
KCC Corp	949	319,881
Kumho Petrochemical Co Ltd	3,745	371,988
LG Chem Ltd	10,809	2,313,453
Lotte Chemical Corp	4,367	251,051
OCI Holdings Co Ltd (d)	3,534	281,116
SKC Co Ltd (d)	4,445	358,791
		5,437,495
Metals & Mining - 0.1%
Hyundai Steel Co	21,495	463,021
Korea Zinc Co Ltd	2,803	3,640,134
POSCO Holdings Inc	18,832	4,483,703
		8,586,858
TOTAL MATERIALS		14,024,353
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	64,205	2,569,362
TOTAL KOREA (SOUTH)		455,442,601
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	610,878	1,014,483
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	384,483	369,334
Boubyan Bank KSCP	437,306	965,462
Gulf Bank KSCP	616,767	692,884
Kuwait Finance House KSCP	3,040,167	7,998,876
National Bank of Kuwait SAKP	2,182,318	6,758,009
TOTAL FINANCIALS		16,784,565
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	1,099,319	404,107
Agility Public Warehousing Co KSCC	367,835	161,699
		565,806
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	577,231	496,219
TOTAL INDUSTRIALS		1,062,025
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	155,170	507,801
TOTAL KUWAIT		19,368,874
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	84,010	689,102
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	29,134	2,353,146
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	10,317	446,857
ArcelorMittal SA	106,459	5,802,270
TOTAL MATERIALS		6,249,127
TOTAL LUXEMBOURG		9,291,375
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	514,000	2,618,656
Sands China Ltd	539,200	1,175,430

TOTAL MACAU		3,794,086
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	604,930	1,212,315
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	999,128	582,951
CELCOMDIGI BHD	857,100	708,815
Maxis Bhd	607,700	588,892
		1,880,658
TOTAL COMMUNICATION SERVICES		3,092,973
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	540,700	392,289
Genting Malaysia Bhd	333,400	167,461
		559,750
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	1,187,600	551,321
Petronas Dagangan Bhd	93,000	500,152
		1,051,473
TOTAL CONSUMER DISCRETIONARY		1,611,223
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	774,400	783,830
Kuala Lumpur Kepong Bhd	142,916	706,967
Nestle Malaysia Bhd	16,000	454,591
PPB Group Bhd	176,200	505,089
QL Resources Bhd	417,650	425,913
SD Guthrie Bhd	947,567	1,403,803
United Plantations BHD	79,100	606,795
TOTAL CONSUMER STAPLES		4,886,988
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,156,700	481,225
Yinson Holdings BHD	584,200	349,749
TOTAL ENERGY		830,974
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	734,000	1,200,989
CIMB Group Holdings Bhd	2,100,796	4,572,509
Hong Leong Bank Bhd	196,300	1,284,764
Malayan Banking Bhd	1,897,895	5,681,168
Public Bank Bhd	3,782,400	4,672,828
RHB Bank Bhd	486,406	1,042,651
TOTAL FINANCIALS		18,454,909
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	772,300	1,755,406
Kpj Healthcare Bhd	670,300	471,012
TOTAL HEALTH CARE		2,226,418
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	1,468,414	1,646,471
IJM Corp Bhd	720,600	489,906
		2,136,377
Industrial Conglomerates - 0.0%
Sime Darby Bhd	895,900	490,904
Sunway Bhd	681,900	996,384
		1,487,288
Marine Transportation - 0.0%
MISC Bhd	337,300	684,526
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	307,673	476,885
TOTAL INDUSTRIALS		4,785,076
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	844,400	344,872
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	718,200	588,479
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	925,900	1,775,699
TOTAL MATERIALS		2,364,178
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	714,900	2,528,084
Gas Utilities - 0.0%
Petronas Gas Bhd	243,100	1,133,480
Multi-Utilities - 0.0%
YTL Corp Bhd	1,354,400	714,651
YTL Corp Bhd warrants 6/2/2028 (d)	184,400	32,674
YTL Power International Bhd	668,700	547,920
YTL Power International Bhd warrants 6/2/2028 (d)	92,640	23,019
		1,318,264
TOTAL UTILITIES		4,979,828
TOTAL MALAYSIA		43,577,439
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	4,523,000	4,661,206
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	124,200	1,399,631
Coca-Cola Femsa SAB de CV unit	130,330	1,363,110
Fomento Economico Mexicano SAB de CV unit	425,000	4,435,799
		7,198,540
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,212,400	3,847,545
Food Products - 0.0%
Gruma SAB de CV Series B	38,790	698,490
Grupo Bimbo SAB de CV (e)	340,500	1,182,671
Sigma Foods SAB de CV	917,189	906,378
		2,787,539
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	341,500	756,435
TOTAL CONSUMER STAPLES		14,590,059
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	187,600	551,120
Grupo Financiero Banorte SAB de CV	604,900	6,838,527
Grupo Financiero Inbursa SAB de CV Series O	436,700	1,092,500
		8,482,147
Insurance - 0.0%
Qualitas Controladora SAB de CV	48,300	450,498
TOTAL FINANCIALS		8,932,645
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	136,800	931,283
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	65,600	954,759
Grupo Aeroportuario del Pacifico SAB de CV Series B	102,255	2,807,507
Grupo Aeroportuario del Sureste SAB de CV Series B	43,445	1,503,049
Promotora y Operadora de Infraestructura SAB de CV	44,475	695,424
		5,960,739
TOTAL INDUSTRIALS		6,892,022
Materials - 0.2%
Construction Materials - 0.1%
Cemex SAB de CV unit	3,788,300	4,699,608
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	777,400	8,632,094
Industrias Penoles SAB de CV (d)	46,690	2,705,861
		11,337,955
TOTAL MATERIALS		16,037,563
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	680,000	1,057,587
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	263,695	1,211,645
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	213,600	660,502
TOTAL REAL ESTATE		2,929,734
TOTAL MEXICO		54,043,229
NETHERLANDS - 2.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	972,961	4,765,091
Entertainment - 0.1%
Universal Music Group NV	261,104	6,401,631
TOTAL COMMUNICATION SERVICES		11,166,722
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	28,105	2,075,479
Heineken NV	68,992	5,695,266
		7,770,745
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	223,603	8,735,976
Food Products - 0.0%
Magnum Ice Cream Co NV/The	122,699	2,180,746
TOTAL CONSUMER STAPLES		18,687,467
Financials - 0.5%
Banks - 0.3%
ING Groep NV	708,597	20,897,182
Capital Markets - 0.0%
Euronext NV (b)	23,310	3,257,637
Financial Services - 0.1%
Adyen NV (b)(c)(d)	7,868	11,667,026
EXOR NV	23,484	1,923,520
		13,590,546
Insurance - 0.1%
ASR Nederland NV	39,214	2,843,788
NN Group NV	67,121	5,313,142
		8,156,930
TOTAL FINANCIALS		45,902,295
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (d)	15,266	12,838,270
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	195,436	5,612,108
TOTAL HEALTH CARE		18,450,378
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	58,157	5,461,123
Trading Companies & Distributors - 0.0%
IMCD NV	14,927	1,393,911
TOTAL INDUSTRIALS		6,855,034
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASM International NV	11,586	9,748,014
ASML Holding NV	96,886	138,925,421
BE Semiconductor Industries NV	18,489	3,605,171
TOTAL INFORMATION TECHNOLOGY		152,278,606
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	42,885	3,004,407
TOTAL NETHERLANDS		256,344,909
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	478,317	650,868
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	247,004	1,647,830
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	147,078	3,445,701
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (d)	257,804	580,537
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	419,523	2,086,433
TOTAL INDUSTRIALS		2,666,970
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (d)(e)	41,447	2,705,777
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	231,337	1,302,343
Mercury NZ Ltd	167,723	639,241
		1,941,584
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	322,927	1,098,554
TOTAL UTILITIES		3,040,138
TOTAL NEW ZEALAND		14,157,284
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	155,579	2,617,081
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	46,837	1,294,638
TOTAL COMMUNICATION SERVICES		3,911,719
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	43,070	395,794
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	69,796	344,106
Mowi ASA	110,889	2,549,278
Orkla ASA	189,414	2,246,101
Salmar ASA	18,528	1,102,388
TOTAL CONSUMER STAPLES		6,241,873
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	47,920	505,093
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	76,437	2,233,464
BLUENORD ASA	6,471	301,360
Equinor ASA	211,125	5,674,729
Frontline PLC (Norway)	35,815	1,020,842
Var Energi ASA	233,212	844,411
		10,074,806
TOTAL ENERGY		10,579,899
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	210,178	6,038,758
SpareBank 1 SMN	30,432	611,895
SpareBank 1 Sor-Norge ASA	51,619	1,043,046
		7,693,699
Insurance - 0.0%
Gjensidige Forsikring ASA	46,949	1,334,784
Protector Forsikring ASA	14,635	794,777
Storebrand ASA A Shares	107,692	1,884,233
		4,013,794
TOTAL FINANCIALS		11,707,493
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	109,926	3,773,017
Industrial Conglomerates - 0.0%
Aker ASA A Shares	5,806	535,354
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	239,739	279,805
TOMRA Systems ASA	55,538	738,739
		1,018,544
TOTAL INDUSTRIALS		5,326,915
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (d)	44,159	594,258
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	327,246	2,905,252
TOTAL NORWAY		41,663,203
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	16,963	6,052,907
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	59,784	2,048,200
TOTAL PERU		8,101,107
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	22,140	504,945
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	163,490	568,806
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	533,596	1,122,931
BDO Unibank Inc	538,247	1,233,202
Metropolitan Bank & Trust Co	427,794	530,001
TOTAL FINANCIALS		2,886,134
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	63,980	549,431
SM Investments Corp	123,880	1,471,696
TOTAL INDUSTRIALS		2,021,127
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,421,500	512,654
SM Prime Holdings Inc	2,765,600	1,013,823
TOTAL REAL ESTATE		1,526,477
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	71,160	712,536
TOTAL PHILIPPINES		8,220,025
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	17,548	1,283,133
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	193,218	1,589,032
Specialty Retail - 0.0%
CCC SA (d)(e)	12,640	419,080
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	320	1,769,772
TOTAL CONSUMER DISCRETIONARY		3,777,884
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	120,792	1,277,275
Zabka Group SA (d)	101,756	618,612
TOTAL CONSUMER STAPLES		1,895,887
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	144,959	4,404,665
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	22,402	732,021
Bank Millennium SA (d)	151,979	735,727
Bank Polska Kasa Opieki SA	43,968	2,682,877
mBank SA (d)	3,276	957,075
Powszechna Kasa Oszczednosci Bank Polski SA	215,396	5,612,543
Santander Bank Polska SA	9,740	1,532,960
		12,253,203
Consumer Finance - 0.0%
KRUK SA	4,420	608,201
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	142,425	2,809,216
TOTAL FINANCIALS		15,670,620
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (d)	65,154	1,019,440
Construction & Engineering - 0.0%
Budimex SA	3,092	599,428
TOTAL INDUSTRIALS		1,618,868
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	12,702	774,346
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	2,370	680,383
KGHM Polska Miedz SA (d)	33,984	3,176,495
TOTAL MATERIALS		3,856,878
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	206,179	582,616
TOTAL POLAND		33,864,897
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	69,395	1,637,744
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	104,684	2,075,979
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	2,270,854	2,461,342
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	755,597	3,866,508
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	87,142	355,330
TOTAL UTILITIES		4,221,838
TOTAL PORTUGAL		10,396,903
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	234,804	915,742
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	142,516	606,701
Qatar Gas Transport Co Ltd	686,791	905,410
TOTAL ENERGY		1,512,111
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,520,368	949,134
Commercial Bank of Qatar	787,881	1,027,859
Qatar International Islamic Bank QSC	297,493	932,270
Qatar Islamic Bank QPSC	417,758	2,868,429
Qatar National Bank QPSC	1,105,742	6,013,098
TOTAL FINANCIALS		11,790,790
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	468,954	1,638,312
Marine Transportation - 0.0%
Qatar Navigation QSC	240,612	746,750
TOTAL INDUSTRIALS		2,385,062
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	1,441,421	433,099
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	558,887	420,125
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	125,677	528,113
TOTAL QATAR		17,985,042
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	156,598	1,426,080
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (c)(d)(f)	12,713	1
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (d)(f)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	1,373,390	0
LUKOIL PJSC (d)(f)	41,065	0
Novatek PJSC (d)(f)	110,726	0
Surgutneftegas PAO (d)(f)	1,002,400	0
Tatneft PJSC (d)(f)	175,192	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	280,800	0
GMK Norilskiy Nickel PAO (d)(f)	681,400	0
Polyus PJSC (d)(f)	36,530	0
Severstal PAO (d)(f)	21,400	0
TOTAL MATERIALS		0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	474,725	5,619,695
Media - 0.0%
Saudi Research & Media Group (d)	9,317	297,592
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	94,235	1,768,775
Mobile Telecommunications Co Saudi Arabia	120,452	351,975
		2,120,750
TOTAL COMMUNICATION SERVICES		8,038,037
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	5,143	139,040
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	11,698	372,707
Jarir Marketing Co	148,222	563,929
		936,636
TOTAL CONSUMER DISCRETIONARY		1,075,676
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	126,510	224,639
Nahdi Medical Co	10,298	270,581
		495,220
Food Products - 0.0%
Almarai Co JSC	118,326	1,391,254
Saudia Dairy & Foodstuff Co	3,560	229,506
Savola Group/The (d)	34,790	221,038
		1,841,798
TOTAL CONSUMER STAPLES		2,337,018
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	86,773	444,888
Financials - 0.5%
Banks - 0.4%
Al Rajhi Bank	488,236	13,954,435
Alinma Bank	301,453	2,289,008
Bank Al-Jazira	152,636	509,913
Bank AlBilad	185,067	1,311,510
Banque Saudi Fransi	304,064	1,463,288
Riyad Bank	357,946	2,681,708
Saudi Awwal Bank	90,209	858,148
Saudi Investment Bank/The	150,013	559,944
Saudi National Bank/The	729,689	8,727,397
		32,355,351
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	12,165	521,214
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (d)	12,430	275,397
Bupa Arabia for Cooperative Insurance Co	6,440	283,307
Co for Cooperative Insurance/The	18,716	683,631
		1,242,335
TOTAL FINANCIALS		34,118,900
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	16,820	124,759
Dallah Healthcare Co	10,617	351,003
Dr Sulaiman Al Habib Medical Services Group Co	25,247	1,760,902
Mouwasat Medical Services Co	21,713	402,918
TOTAL HEALTH CARE		2,639,582
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	8,142	391,394
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	9,515	205,612
Electrical Equipment - 0.0%
Riyadh Cables Group Co	13,844	482,420
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	9,828	393,047
Passenger Airlines - 0.0%
flynas Co SJSC (d)	14,512	236,018
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	23,664	233,315
TOTAL INDUSTRIALS		1,941,806
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	5,788	361,721
Elm Co	6,522	1,349,367
TOTAL INFORMATION TECHNOLOGY		1,711,088
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (d)	29,612	205,113
SABIC Agri-Nutrients Co	58,071	1,935,339
Sahara International Petrochemical Co	86,928	355,064
Saudi Aramco Base Oil Co	12,242	341,733
Saudi Basic Industries Corp	225,079	3,411,561
Saudi Industrial Investment Group	81,933	273,277
Saudi Kayan Petrochemical Co (d)	176,562	230,665
Yanbu National Petrochemical Co	68,641	494,123
		7,246,875
Construction Materials - 0.0%
Saudi Cement Co	20,486	196,847
Yamama Cement Co	26,615	190,741
		387,588
Metals & Mining - 0.1%
Saudi Arabian Mining Co (d)	340,526	7,018,066
TOTAL MATERIALS		14,652,529
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (b)(c)	61,177	318,061
Dar Al Arkan Real Estate Development Co (d)	135,189	671,133
Emaar Economic City (d)	64,933	170,526
Retal Urban Development Co	53,043	179,888
TOTAL REAL ESTATE		1,339,608
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	189,082	725,939
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (d)	56,948	2,843,833
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu (d)	18,987	164,118
TOTAL UTILITIES		3,733,890
TOTAL SAUDI ARABIA		72,033,022
SINGAPORE - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	1,773,800	6,401,096
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (d)	92,791	10,809,224
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	1,434,900	829,063
TOTAL CONSUMER DISCRETIONARY		11,638,287
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	69,097	424,892
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	502,632	23,391,098
Oversea-Chinese Banking Corp Ltd	957,922	15,986,702
United Overseas Bank Ltd	358,300	10,798,861
		50,176,661
Capital Markets - 0.0%
Singapore Exchange Ltd	204,100	2,828,616
TOTAL FINANCIALS		53,005,277
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	382,000	2,942,850
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	531,600	614,301
Grab Holdings Ltd Class A (d)	715,066	3,074,784
		3,689,085
Industrial Conglomerates - 0.0%
Keppel Ltd	356,500	3,063,081
Machinery - 0.0%
Seatrium Ltd (e)	549,198	910,941
Passenger Airlines - 0.0%
Singapore Airlines Ltd	353,550	1,764,832
Transportation Infrastructure - 0.0%
SATS Ltd	230,123	685,611
TOTAL INDUSTRIALS		13,056,400
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	63,300	813,580
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	161,822	4,570,968
TOTAL INFORMATION TECHNOLOGY		5,384,548
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	1,456,568	2,736,576
Mapletree Pan Asia Commercial Trust	554,318	636,195
Suntec Real Estate Investment Trust	560,200	634,139
		4,006,910
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	965,997	2,164,210
Frasers Logistics & Commercial Trust (c)	718,100	570,145
Mapletree Industrial Trust	520,957	864,098
Mapletree Logistics Trust (e)	871,410	924,773
		4,523,226
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	578,473	1,400,595
UOL Group Ltd	113,800	969,729
		2,370,324
Specialized REITs - 0.0%
Keppel DC REIT	486,380	871,744
TOTAL REAL ESTATE		11,772,204
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	221,000	1,047,583
TOTAL SINGAPORE		102,730,287
SOUTH AFRICA - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	457,630	5,081,787
Vodacom Group Ltd	147,895	1,364,238
TOTAL COMMUNICATION SERVICES		6,446,025
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	195,729	11,983,560
Woolworths Holdings Ltd/South Africa	239,156	802,914
		12,786,474
Specialty Retail - 0.0%
Foschini Group Ltd	85,108	446,185
Mr Price Group Ltd	62,564	687,025
Pepkor Holdings Ltd (b)(c)	920,195	1,503,577
		2,636,787
TOTAL CONSUMER DISCRETIONARY		15,423,261
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	83,243	2,058,425
Clicks Group Ltd	59,497	1,185,334
Shoprite Holdings Ltd	121,703	2,007,978
		5,251,737
Food Products - 0.0%
Tiger Brands Ltd	40,204	835,852
TOTAL CONSUMER STAPLES		6,087,589
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	60,870	693,884
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	192,993	3,041,100
Capitec Bank Holdings Ltd	22,034	5,915,992
Nedbank Group Ltd	113,123	1,835,850
Standard Bank Group Ltd	329,071	6,047,660
		16,840,602
Financial Services - 0.1%
FirstRand Ltd	1,331,858	7,596,726
Remgro Ltd	125,594	1,421,318
		9,018,044
Insurance - 0.0%
Discovery Ltd	151,397	2,177,994
Old Mutual Ltd	1,160,458	1,113,730
OUTsurance Group Ltd	210,236	918,226
Sanlam Ltd	408,186	2,557,138
		6,767,088
TOTAL FINANCIALS		32,625,734
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	89,871	597,933
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	84,304	1,219,851
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (d)	146,012	1,031,325
Metals & Mining - 0.5%
Anglo American PLC	294,173	13,640,159
Gold Fields Ltd	223,445	11,050,399
Harmony Gold Mining Co Ltd	136,411	2,898,539
Impala Platinum Holdings Ltd	225,915	4,210,886
Northam Platinum Holdings Ltd	87,082	2,074,769
Sibanye Stillwater Ltd (d)	707,461	3,079,160
Valterra Platinum Ltd	66,259	5,953,249
		42,907,161
TOTAL MATERIALS		43,938,486
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	840,026	917,395
TOTAL SOUTH AFRICA		107,950,158
SPAIN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	146,640	4,535,600
Telefonica SA	992,153	4,016,535
TOTAL COMMUNICATION SERVICES		8,552,135
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	112,498	7,542,616
Specialty Retail - 0.2%
Industria de Diseno Textil SA	280,031	18,221,655
TOTAL CONSUMER DISCRETIONARY		25,764,271
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	281,959	5,554,904
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	1,438,048	36,502,944
Banco de Sabadell SA	1,254,906	4,916,197
Banco Santander SA	3,713,125	47,409,437
Bankinter SA	161,510	2,760,649
CaixaBank SA	953,706	12,589,100
TOTAL FINANCIALS		104,178,327
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	49,069	5,505,217
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (d)	47,096	25,903
		5,531,120
Transportation Infrastructure - 0.1%
Aena SME SA (b)(c)	183,353	5,700,762
TOTAL INDUSTRIALS		11,231,882
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	101,032	1,498,176
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	79,054	2,913,340
Iberdrola SA	1,532,068	34,445,104
Redeia Corp SA	101,802	1,759,337
		39,117,781
Gas Utilities - 0.0%
Enagas SA	58,001	954,614
Naturgy Energy Group SA	67,699	2,124,941
		3,079,555
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	75,596	1,146,979
TOTAL UTILITIES		43,344,315
TOTAL SPAIN		200,124,010
SWEDEN - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	581,042	2,645,103
Interactive Media & Services - 0.0%
Hemnet Group AB	19,443	309,735
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	138,685	2,537,044
TOTAL COMMUNICATION SERVICES		5,491,882
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (b)	36,309	2,358,505
Household Durables - 0.0%
Electrolux AB B Shares (d)	55,632	448,304
Leisure Products - 0.0%
Thule Group AB (b)(c)	26,241	626,897
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	119,991	2,402,514
TOTAL CONSUMER DISCRETIONARY		5,836,220
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	27,369	937,444
Food Products - 0.0%
AAK AB	45,635	1,270,556
Household Products - 0.1%
Essity AB B Shares	147,557	4,360,034
TOTAL CONSUMER STAPLES		6,568,034
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	377,335	8,105,872
Svenska Handelsbanken AB A Shares	388,622	6,126,649
Swedbank AB A1 Shares	225,923	8,793,433
		23,025,954
Capital Markets - 0.1%
Avanza Bank Holding AB	29,649	1,156,669
EQT AB	92,575	3,512,809
Nordnet AB	32,149	1,040,895
		5,710,373
Financial Services - 0.2%
Industrivarden AB A Shares	34,327	1,714,905
Industrivarden AB C Shares	37,599	1,881,744
Investor AB B Shares	454,563	17,514,008
L E Lundbergforetagen AB B Shares	18,675	1,111,170
		22,221,827
TOTAL FINANCIALS		50,958,154
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (d)	55,503	2,099,861
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	83,746	537,780
Getinge AB B Shares	54,232	1,189,664
		1,727,444
Health Care Technology - 0.0%
Sectra AB B Shares	32,348	799,666
TOTAL HEALTH CARE		4,626,971
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	78,458	6,121,520
Building Products - 0.1%
Assa Abloy AB B Shares	247,481	10,006,630
Nibe Industrier AB B Shares	380,145	1,455,284
		11,461,914
Commercial Services & Supplies - 0.0%
Bravida Holding AB (b)(c)	51,892	512,366
Loomis AB	16,547	686,587
Securitas AB B Shares	126,185	2,083,841
		3,282,794
Construction & Engineering - 0.0%
Skanska AB B Shares	89,283	2,715,326
Sweco AB B Shares	50,489	836,051
		3,551,377
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	35,573	886,978
Lifco AB B Shares	55,505	1,908,014
		2,794,992
Machinery - 0.8%
Alfa Laval AB	72,396	4,205,186
Atlas Copco AB A Shares	629,463	12,980,911
Atlas Copco AB B Shares	388,669	6,987,970
Epiroc AB A Shares	155,109	4,348,200
Epiroc AB B Shares	98,844	2,465,690
Indutrade AB	65,966	1,547,785
Sandvik AB	266,153	10,509,410
SKF AB B Shares	84,449	2,205,202
Trelleborg AB B Shares	44,207	1,786,643
Volvo AB A Shares	53,506	1,946,219
Volvo AB B Shares	390,732	14,198,196
		63,181,412
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	64,321	2,099,865
Beijer Ref AB B Shares	94,609	1,347,309
		3,447,174
TOTAL INDUSTRIALS		93,841,183
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	729,651	7,902,241
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	525,413	5,924,052
Lagercrantz Group AB B Shares	50,445	1,107,723
Mycronic AB	37,300	861,783
		7,893,558
TOTAL INFORMATION TECHNOLOGY		15,795,799
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	66,730	544,628
Containers & Packaging - 0.0%
Billerud Aktiebolag	53,340	431,750
Metals & Mining - 0.1%
Boliden AB (d)	71,072	4,999,575
SSAB AB B Shares (e)	152,664	1,261,760
		6,261,335
Paper & Forest Products - 0.0%
Holmen AB B Shares	23,316	873,745
Svenska Cellulosa AB SCA B Shares	147,309	1,844,773
		2,718,518
TOTAL MATERIALS		9,956,231
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	90,955	1,124,238
Fabege AB	46,702	431,237
Fastighets AB Balder B Shares (d)	173,182	1,303,410
Sagax AB B Shares	55,744	1,229,716
Wallenstam AB B Shares	91,097	414,806
Wihlborgs Fastigheter AB	69,126	714,735
TOTAL REAL ESTATE		5,218,142
TOTAL SWEDEN		198,292,616
SWITZERLAND - 2.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	6,338	5,193,872
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	134,159	26,041,565
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	27	3,981,631
Chocoladefabriken Lindt & Spruengli AG	247	3,533,821
TOTAL CONSUMER STAPLES		7,515,452
Financials - 0.9%
Capital Markets - 0.5%
Julius Baer Group Ltd	51,522	4,306,774
Partners Group Holding AG	5,404	7,340,017
UBS Group AG	758,847	35,721,418
		47,368,209
Insurance - 0.4%
Swiss Life Holding AG	7,116	7,791,194
Zurich Insurance Group AG	36,488	25,958,365
		33,749,559
TOTAL FINANCIALS		81,117,768
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	12,364	3,383,821
Straumann Holding AG	28,267	3,399,666
		6,783,487
Life Sciences Tools & Services - 0.1%
Lonza Group AG	17,521	11,904,648
Pharmaceuticals - 0.2%
Galderma Group AG	37,406	6,972,440
Sandoz Group AG	109,827	8,691,826
		15,664,266
TOTAL HEALTH CARE		34,352,401
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	7,875	6,006,209
Electrical Equipment - 0.4%
ABB Ltd	386,627	33,287,847
Machinery - 0.1%
Schindler Holding AG participation certificate	10,103	3,897,179
VAT Group AG (b)(c)	6,746	4,373,709
		8,270,888
Marine Transportation - 0.0%
Kuehne + Nagel International AG	13,279	3,069,604
Professional Services - 0.0%
SGS SA	41,368	4,965,979
TOTAL INDUSTRIALS		55,600,527
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	35,383	3,050,156
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	62,503	4,928,587
Givaudan SA	2,030	7,846,375
Sika AG	40,091	7,693,088
TOTAL MATERIALS		20,468,050
TOTAL SWITZERLAND		233,339,791
TAIWAN - 6.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	950,000	4,016,298
Entertainment - 0.0%
International Games System Co Ltd	65,000	1,474,418
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	439,000	1,235,013
Taiwan Mobile Co Ltd	432,000	1,443,878
		2,678,891
TOTAL COMMUNICATION SERVICES		8,169,607
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	504,000	488,592
Tong Yang Industry Co Ltd	118,000	409,346
		897,938
Automobiles - 0.0%
Yulon Motor Co Ltd	161,368	158,735
Broadline Retail - 0.0%
momo.com Inc	20,018	119,543
Poya International Co Ltd	21,530	270,106
		389,649
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	49,000	662,854
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	74,341	210,317
Merida Industry Co Ltd	65,000	173,800
		384,117
Specialty Retail - 0.0%
Hotai Motor Co Ltd	94,960	1,636,567
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	61,000	767,211
Feng TAY Enterprise Co Ltd	163,417	498,043
Makalot Industrial Co Ltd	58,108	562,395
Pou Chen Corp	639,000	616,428
Ruentex Industries Ltd	210,790	337,237
		2,781,314
TOTAL CONSUMER DISCRETIONARY		6,911,174
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	143,000	967,226
Food Products - 0.0%
Great Wall Enterprise Co Ltd	191,977	309,572
Lien Hwa Industrial Holdings Corp	298,034	433,856
Uni-President Enterprises Corp	1,226,000	2,784,863
		3,528,291
TOTAL CONSUMER STAPLES		4,495,517
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	426,000	720,684
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	2,192,022	1,416,672
CTBC Financial Holding Co Ltd	4,911,000	7,919,211
E.Sun Financial Holding Co Ltd	4,047,114	4,282,389
Far Eastern International Bank	1,135,691	449,742
First Financial Holding Co Ltd	2,920,544	2,664,713
Hua Nan Financial Holdings Co Ltd	2,618,825	2,746,178
Mega Financial Holding Co Ltd	2,936,569	3,609,659
Shanghai Commercial & Savings Bank Ltd/The	1,126,218	1,409,333
SinoPac Financial Holdings Co Ltd	3,629,717	3,288,766
Taichung Commercial Bank Co Ltd	1,052,200	666,688
Taiwan Business Bank	1,876,276	915,402
Taiwan Cooperative Financial Holding Co Ltd	2,912,094	2,172,654
TS Financial Holding Co Ltd	6,224,929	4,476,664
		36,018,071
Capital Markets - 0.0%
Capital Securities Corp	524,000	493,040
IBF Financial Holdings Co Ltd	768,663	406,674
		899,714
Consumer Finance - 0.0%
Taiwan Acceptance Corp	85,883	211,953
Financial Services - 0.0%
Chailease Holding Co Ltd	424,891	1,399,926
Yuanta Financial Holding Co Ltd	3,350,403	4,569,455
		5,969,381
Insurance - 0.2%
Cathay Financial Holding Co Ltd	2,457,923	5,871,294
Fubon Financial Holding Co Ltd	2,241,054	6,453,724
KGI Financial Holding Co Ltd	4,193,830	2,398,183
		14,723,201
TOTAL FINANCIALS		57,822,320
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	81,693	1,992,828
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	310,000	1,625,376
TOTAL HEALTH CARE		3,618,204
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	43,000	1,236,940
Electrical Equipment - 0.2%
Bizlink Holding Inc	43,881	1,807,234
Chung-Hsin Electric & Machinery Manufacturing Corp	107,000	571,186
Fortune Electric Co Ltd	56,670	1,741,483
Shihlin Electric & Engineering Corp	81,000	587,645
Tatung Co Ltd	423,300	521,665
Teco Electric and Machinery Co Ltd	311,000	805,950
Voltronic Power Technology Corp	17,250	466,157
Walsin Lihwa Corp	856,046	1,179,724
		7,681,044
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	993,000	874,557
Machinery - 0.0%
Hiwin Technologies Corp	75,192	595,533
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	270,657	1,594,874
Wan Hai Lines Ltd	345,000	803,342
Wisdom Marine Lines Co Ltd	110,000	246,380
Yang Ming Marine Transport Corp	445,000	752,828
		3,397,424
Passenger Airlines - 0.0%
China Airlines Ltd	717,000	504,273
Eva Airways Corp	662,619	785,109
		1,289,382
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	518,000	448,829
TOTAL INDUSTRIALS		15,523,709
Information Technology - 5.7%
Communications Equipment - 0.1%
Accton Technology Corp	128,000	4,521,464
WNC Corp /Taiwan	93,000	545,065
		5,066,529
Electronic Equipment, Instruments & Components - 0.8%
AUO Corp	1,672,000	728,338
Chroma ATE Inc	100,000	3,104,705
Compeq Manufacturing Co Ltd	262,000	1,402,756
Delta Electronics Inc	480,000	18,552,194
E Ink Holdings Inc	234,000	1,297,323
Elite Material Co Ltd	81,000	4,477,903
Foxconn Technology Co Ltd	270,000	490,987
Genius Electronic Optical Co Ltd	27,000	388,342
Gold Circuit Electronics Ltd	85,000	1,887,692
Hon Hai Precision Industry Co Ltd	3,033,800	21,192,869
Innolux Corp	1,968,943	1,359,828
Largan Precision Co Ltd	27,000	2,061,460
Lotes Co Ltd	22,398	1,014,704
Primax Electronics Ltd	108,000	269,272
Simplo Technology Co Ltd	48,000	525,392
Sinbon Electronics Co Ltd	53,000	392,064
Synnex Technology International Corp	335,000	695,153
Taiwan Union Technology Corp	71,000	1,131,411
Tripod Technology Corp	114,000	1,352,542
Unimicron Technology Corp	338,540	4,059,477
Walsin Technology Corp	81,000	350,277
Wpg Holding Co Ltd	407,040	829,168
WT Microelectronics Co Ltd	163,000	805,576
Yageo Corp	476,888	4,192,505
Zhen Ding Technology Holding Ltd	179,000	1,108,649
		73,670,587
Semiconductors & Semiconductor Equipment - 4.4%
Alchip Technologies Ltd	20,000	1,980,041
AP Memory Technology Corp	33,000	449,026
ASE Technology Holding Co Ltd	876,000	8,119,757
ASMedia Technology Inc	10,000	408,681
ASPEED Technology Inc	7,300	2,053,667
Chipbond Technology Corp	157,000	272,567
Elan Microelectronics Corp	66,000	244,637
eMemory Technology Inc	16,000	927,610
Faraday Technology Corp	53,197	281,447
Global Unichip Corp	22,000	1,826,073
Globalwafers Co Ltd	62,000	976,208
Hon Precision Inc	19,001	2,257,366
Jentech Precision Industrial Co Ltd	22,000	1,979,408
King Yuan Electronics Co Ltd	282,000	2,644,448
Macronix International Co Ltd (d)	457,340	1,344,564
MediaTek Inc	401,000	22,358,942
MPI Corp	21,000	1,673,214
Nanya Technology Corp (d)	294,000	3,041,058
Novatek Microelectronics Corp	151,000	1,793,917
Parade Technologies Ltd	18,000	301,662
Phison Electronics Corp	42,000	3,166,799
Powerchip Semiconductor Manufacturing Corp (d)	825,000	1,816,490
Powertech Technology Inc	172,000	1,384,065
Radiant Opto-Electronics Corp	122,000	471,535
Realtek Semiconductor Corp	127,000	1,945,335
Silicon Motion Technology Corp ADR	8,408	999,963
Sino-American Silicon Products Inc	140,000	532,235
Taiwan Semiconductor Manufacturing Co Ltd	6,020,000	331,879,680
United Microelectronics Corp	2,949,000	5,850,126
Vanguard International Semiconductor Corp	259,277	1,178,719
Win Semiconductors Corp	101,000	750,341
Winbond Electronics Corp (d)	775,863	3,158,511
		408,068,092
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	735,000	584,461
Advantech Co Ltd	124,458	1,180,902
Asia Vital Components Co Ltd	84,000	3,885,316
Asustek Computer Inc	177,000	2,781,308
AURAS Technology Co Ltd	18,000	518,929
Catcher Technology Co Ltd	157,000	997,260
Chicony Electronics Co Ltd	166,000	615,302
Compal Electronics Inc	1,026,000	1,064,518
Getac Holdings Corp	108,000	384,920
Gigabyte Technology Co Ltd	135,000	996,515
HTC Corp (d)	169,000	240,128
Inventec Corp	789,000	1,124,822
King Slide Works Co Ltd	18,000	1,790,591
Lite-On Technology Corp	544,000	2,826,422
Micro-Star International Co Ltd	183,000	522,940
Pegatron Corp	517,000	1,141,609
Qisda Corp	313,980	250,667
Quanta Computer Inc	686,000	6,085,221
Wistron Corp	796,000	3,290,923
Wiwynn Corp	29,000	3,284,492
		33,567,246
TOTAL INFORMATION TECHNOLOGY		520,372,454
Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (d)	841,277	213,217
Formosa Chemicals & Fibre Corp	1,016,000	1,363,143
Formosa Plastics Corp	1,181,000	1,769,723
Nan Ya Plastics Corp	1,427,000	3,431,310
Taiwan Fertilizer Co Ltd	193,000	283,707
		7,061,100
Construction Materials - 0.0%
Asia Cement Corp	617,000	687,076
TCC Group Holdings Co Ltd	1,731,600	1,448,257
		2,135,333
Metals & Mining - 0.0%
China Steel Corp	3,047,000	2,003,018
TA Chen Stainless Pipe	524,789	653,388
Tung Ho Steel Enterprise Corp	116,300	255,702
		2,912,108
TOTAL MATERIALS		12,108,541
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	444,275	523,588
Ruentex Development Co Ltd	469,658	428,517
TOTAL REAL ESTATE		952,105
TOTAL TAIWAN		630,694,315
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	617,650	227,092
True Corp PCL depository receipt	3,385,049	1,244,582
		1,471,674
Media - 0.0%
VGI PCL depository receipt	1,794,300	48,910
VGI PCL warrants (d)	116,340	36
		48,946
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	18,600	205,750
Advanced Info Service PCL depository receipt	247,300	2,735,585
		2,941,335
TOTAL COMMUNICATION SERVICES		4,461,955
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL	125,208	78,180
Central Retail Corp PCL depository receipt	588,500	367,463
		445,643
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	1,800,900	124,436
Central Plaza Hotel PCL depository receipt	117,300	131,056
Minor International PCL	154,556	112,182
Minor International PCL depository receipt	533,348	387,121
		754,795
Specialty Retail - 0.0%
Home Product Center PCL	164,700	37,064
Home Product Center PCL depository receipt	832,900	187,436
PTT Oil & Retail Business PCL depository receipt	746,100	321,615
Siam Global House PCL depository receipt	376,332	82,304
		628,419
TOTAL CONSUMER DISCRETIONARY		1,828,857
Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	1,300	1,782
Carabao Group PCL depository receipt	76,600	105,006
Osotspa PCL	17,300	9,706
Osotspa PCL depository receipt	295,200	165,611
Thai Beverage PCL	1,916,300	723,076
		1,005,181
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL	39,000	17,924
Berli Jucker PCL depository receipt	170,400	78,314
CP ALL PCL	163,000	224,738
CP ALL PCL depository receipt	920,100	1,268,601
		1,589,577
Food Products - 0.0%
Charoen Pokphand Foods PCL	224,100	147,032
Charoen Pokphand Foods PCL depository receipt	659,600	432,765
Thai Union Group PCL	86,400	32,313
Thai Union Group PCL depository receipt	346,800	129,707
		741,817
TOTAL CONSUMER STAPLES		3,336,575
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	849,900	144,119
PTT Exploration & Production PCL	82,500	320,325
PTT Exploration & Production PCL depository receipt	258,500	1,003,685
PTT PCL	317,500	342,155
PTT PCL depository receipt	1,826,500	1,968,336
Thai Oil PCL	40,175	54,437
Thai Oil PCL depository receipt	182,977	247,932
TOTAL ENERGY		4,080,989
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	11,400	57,090
Bangkok Bank PCL depository receipt	130,700	654,536
Kasikornbank PCL	46,900	279,468
Kasikornbank PCL depository receipt	244,600	1,457,521
Kiatnakin Phatra Bank PCL	51,800	118,212
Kiatnakin Phatra Bank PCL depository receipt	28,700	65,496
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (d)	4,316	70
Krung Thai Bank PCL	166,000	148,637
Krung Thai Bank PCL depository receipt	752,600	673,881
SCB X PCL	49,550	212,806
SCB X PCL depository receipt	159,600	685,445
Thanachart Capital PCL	28,000	52,361
Thanachart Capital PCL depository receipt	130,700	244,416
Tisco Financial Group PCL	700	2,496
Tisco Financial Group PCL depository receipt	99,700	355,507
TMBThanachart Bank PCL	1,153,387	73,846
TMBThanachart Bank PCL depository receipt	10,704,771	685,377
		5,767,165
Consumer Finance - 0.0%
Krungthai Card PCL	54,000	49,208
Krungthai Card PCL depository receipt	247,400	225,444
Muangthai Capital PCL	29,100	31,129
Muangthai Capital PCL depository receipt	122,100	130,614
Srisawad Corp PCL	32,186	25,504
Srisawad Corp PCL depository receipt	192,925	152,872
TIDLOR Holdings PCL depository receipt	345,110	185,955
		800,726
Insurance - 0.0%
Thai Life Insurance PCL	237,600	89,618
Thai Life Insurance PCL depository receipt	346,200	130,579
		220,197
TOTAL FINANCIALS		6,788,088
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	271,000	86,754
Bangkok Dusit Medical Services PCL	172,600	109,961
Bangkok Dusit Medical Services PCL depository receipt	1,017,300	648,106
Bumrungrad Hospital Pcl	19,000	100,871
Bumrungrad Hospital Pcl depository receipt	76,800	407,734
TOTAL HEALTH CARE		1,353,426
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (d)	383,533	26,501
BTS Group Holdings PCL depository receipt (d)	1,268,822	87,671
		114,172
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	521,772
Airports of Thailand PCL depository receipt	734,500	1,169,846
Bangkok Expressway & Metro PCL	573,400	95,415
Bangkok Expressway & Metro PCL depository receipt	1,306,200	217,355
		2,004,388
TOTAL INDUSTRIALS		2,118,560
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	274,000	1,780,349
Delta Electronics Thailand PCL depository receipt	879,900	5,717,258
TOTAL INFORMATION TECHNOLOGY		7,497,607
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	481,100	311,076
PTT Global Chemical PCL depository receipt	408,500	319,808
		630,884
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	16,976
Siam Cement PCL/The depository receipt	68,900	449,870
		466,846
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	341,600	216,545
TOTAL MATERIALS		1,314,275
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	62,000	113,487
Central Pattana PCL depository receipt	304,800	557,914
Land & Houses PCL	97,000	11,990
Land & Houses PCL depository receipt	713,400	88,186
WHA Corp PCL	369,000	40,467
WHA Corp PCL depository receipt	1,552,400	170,248
TOTAL REAL ESTATE		982,292
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	52,600	195,895
Energy Absolute PCL warrants 2/13/2028 (d)	42,100	854
Global Power Synergy PCL	44,294	49,840
Global Power Synergy PCL depository receipt	133,000	149,651
Gulf Development PCL	351,002	520,106
Gulf Development PCL depository receipt	1,499,538	2,221,978
TOTAL UTILITIES		3,138,324
TOTAL THAILAND		36,900,948
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	289,766	778,937
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	211	35,954
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	178,659	467,117
Tofas Turk Otomobil Fabrikasi AS	31,894	239,093
		706,210
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (d)(e)	52,247	145,769
Household Durables - 0.0%
Arcelik AS (d)	32,375	84,870
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	207,294	103,535
Dogus Otomotiv Servis ve Ticaret AS	18,962	99,984
		203,519
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	410,573	104,609
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)(c)	125,784	139,821
		244,430
TOTAL CONSUMER DISCRETIONARY		1,420,752
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	427,020	188,632
Coca-Cola Icecek AS	216,829	358,498
		547,130
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	115,374	1,761,638
Migros Ticaret AS	22,421	328,424
Sok Marketler Ticaret AS (d)	90,536	135,012
		2,225,074
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	44,566	138,759
TOTAL CONSUMER STAPLES		2,910,963
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	223,285	1,256,931
Financials - 0.1%
Banks - 0.1%
Akbank TAS	834,430	1,783,528
Haci Omer Sabanci Holding AS	332,189	836,450
Turkiye Is Bankasi AS Class C	2,238,697	857,652
Yapi ve Kredi Bankasi AS (d)	810,168	765,325
		4,242,955
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	112,780	124,640
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	1,707	90,361
Turkiye Sinai Kalkinma Bankasi AS (d)	399,570	129,187
		219,548
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	161,567	106,183
Turkiye Sigorta AS	420,544	117,981
		224,164
TOTAL FINANCIALS		4,811,307
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	13,811	149,902
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	296,731	2,069,209
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (d)	244,431	103,422
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	420,529	946,231
Kontrolmatik Enerji Ve Muhendislik AS	168,446	37,882
Ral Yatirim Holding AS	32,378	139,751
Tekfen Holding AS	31,554	55,690
		1,179,554
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	91,003	334,406
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (d)	76,393	72,902
		407,308
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	6,218	25,866
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	274,573	220,987
Alarko Holding AS	49,257	122,330
Bera Holding AS (d)	110,530	45,801
KOC Holding AS	312,758	1,493,776
Turkiye Sise ve Cam Fabrikalari AS	307,535	321,771
		2,204,665
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (d)	9,469	94,065
Turk Traktor ve Ziraat Makineleri AS	6,072	82,730
		176,795
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (d)	61,617	288,340
Turk Hava Yollari AO	155,464	1,086,786
		1,375,126
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (d)	50,043	400,176
TOTAL INDUSTRIALS		7,942,121
Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (d)	49,753	42,354
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (d)	669,012	51,691
Petkim Petrokimya Holding AS (d)	273,656	116,040
Sasa Polyester Sanayi AS (d)	2,792,726	163,760
		331,491
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS (d)	754,056	83,751
Cimsa Cimento Sanayi VE Ticaret AS	76,599	90,625
Nuh Cimento Sanayi AS	11,412	63,060
Oyak Cimento Fabrikalari AS	206,298	130,932
		368,368
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (d)	8,349	123,641
Eregli Demir ve Celik Fabrikalari TAS	862,150	558,682
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (d)	171,003	114,272
TR Anadolu Metal Madencilik Isletmeleri AS (d)	40,749	134,465
Turk Altin Isletmeleri AS (d)	235,421	295,582
		1,226,642
TOTAL MATERIALS		1,926,501
Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	192,393	105,383
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (d)	74,972	93,010
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	496,408	291,085
TOTAL REAL ESTATE		489,478
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (b)(c)	52,201	125,680
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (d)	141,464	86,270
TOTAL UTILITIES		211,950
TOTAL TURKEY		21,941,196
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	873,023	4,683,064
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	2,506,441	298,248
Americana Restaurants International PLC - Foreign Co	680,282	288,969
		587,217
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	696,459	777,531
TOTAL CONSUMER DISCRETIONARY		1,364,748
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	638,483	926,648
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	357,705	546,419
TOTAL ENERGY		1,473,067
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	791,623	3,280,736
Abu Dhabi Islamic Bank PJSC	364,115	2,413,222
Dubai Islamic Bank PJSC	730,979	1,922,738
Emirates NBD Bank PJSC	615,803	5,214,833
First Abu Dhabi Bank PJSC	1,104,760	5,595,245
TOTAL FINANCIALS		18,426,774
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	644,686	479,236
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (d)	747,799	688,240
Two Point Zero Group PJSC (d)	978,781	602,327
		1,290,567
Passenger Airlines - 0.0%
Air Arabia PJSC	577,557	783,181
Transportation Infrastructure - 0.0%
Salik Co PJSC	476,297	827,440
TOTAL INDUSTRIALS		2,901,188
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	937,699	2,448,614
Emaar Development PJSC	210,418	985,484
Emaar Properties PJSC	1,548,828	6,326,050
TOTAL REAL ESTATE		9,760,148
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,267,193	1,864,377
TOTAL UNITED ARAB EMIRATES		40,952,602
UNITED KINGDOM - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	1,423,344	3,726,795
Interactive Media & Services - 0.0%
Autotrader Group PLC (b)(c)	215,179	1,586,190
Rightmove PLC	192,952	1,306,171
		2,892,361
Media - 0.1%
Informa PLC	322,754	3,886,436
WPP PLC	270,518	1,122,169
		5,008,605
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	5,002,405	7,367,174
TOTAL COMMUNICATION SERVICES		18,994,935
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	247,358	596,896
Next PLC	28,754	5,219,185
		5,816,081
Distributors - 0.0%
Inchcape PLC	92,022	1,028,123
Diversified Consumer Services - 0.0%
Pearson PLC	159,430	2,096,976
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	423,776	12,707,109
Entain PLC	161,221	1,334,671
InterContinental Hotels Group PLC	51,019	6,877,361
Whitbread PLC	42,201	1,572,994
		22,492,135
Household Durables - 0.1%
Barratt Redrow PLC	355,471	1,892,789
Bellway PLC	28,926	1,075,016
Berkeley Group Holdings PLC	23,937	1,349,473
Persimmon PLC	79,555	1,530,559
Taylor Wimpey PLC	897,748	1,312,473
		7,160,310
Leisure Products - 0.0%
Games Workshop Group PLC	8,149	1,901,192
Specialty Retail - 0.0%
Kingfisher PLC	425,942	1,962,907
TOTAL CONSUMER DISCRETIONARY		42,457,724
Consumer Staples - 1.3%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	52,116	4,779,037
Diageo PLC	556,095	12,795,911
		17,574,948
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	424,171	1,859,648
Marks & Spencer Group PLC	515,510	2,585,386
Tesco PLC	1,613,535	9,388,840
		13,833,874
Food Products - 0.0%
Associated British Foods PLC	71,480	1,868,079
Household Products - 0.2%
Reckitt Benckiser Group PLC	168,165	14,018,214
Personal Care Products - 0.4%
Unilever PLC	544,168	37,019,438
Tobacco - 0.4%
British American Tobacco PLC	496,284	29,982,305
Imperial Brands PLC	188,903	7,956,175
		37,938,480
TOTAL CONSUMER STAPLES		122,253,033
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	56,500	1,440,881
Financials - 2.3%
Banks - 1.7%
Barclays PLC	3,477,315	23,207,835
HSBC Holdings PLC	4,286,040	75,609,711
Lloyds Banking Group PLC	14,726,674	21,989,937
NatWest Group PLC	2,001,941	18,247,262
Standard Chartered PLC	466,351	11,932,258
		150,987,003
Capital Markets - 0.4%
3i Group PLC	248,007	11,393,224
Aberdeen Group PLC	456,581	1,358,234
ICG PLC	71,766	1,782,348
IG Group Holdings PLC	84,530	1,563,813
London Stock Exchange Group PLC	115,803	12,870,043
Schroders PLC	218,631	1,351,022
St James's Place PLC	131,935	2,744,106
		33,062,790
Financial Services - 0.0%
M&G PLC	568,214	2,405,633
Wise PLC Class A (d)	174,337	2,248,553
		4,654,186
Insurance - 0.2%
Admiral Group PLC	67,389	2,535,823
Aviva PLC	763,318	6,640,843
Beazley PLC	149,865	2,323,418
Hiscox Ltd	82,576	1,674,554
Legal & General Group PLC	1,424,084	5,165,859
Phoenix Group Holdings PLC	201,236	2,036,297
		20,376,794
TOTAL FINANCIALS		209,080,773
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (b)(c)	430,273	1,354,157
Smith & Nephew PLC	211,919	3,611,791
		4,965,948
Pharmaceuticals - 0.8%
Astrazeneca PLC	387,006	72,104,672
Hikma Pharmaceuticals PLC	38,680	809,266
		72,913,938
TOTAL HEALTH CARE		77,879,886
Industrials - 1.2%
Aerospace & Defense - 0.6%
BAE Systems PLC	749,557	20,348,182
Melrose Industries PLC	296,588	2,540,534
Rolls-Royce Holdings PLC	2,098,248	35,076,363
		57,965,079
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	593,360	3,682,876
Verisure PLC (d)	57,170	933,009
		4,615,885
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	680,500	5,487,081
DCC PLC	21,253	1,348,220
Smiths Group PLC	81,517	2,799,749
		9,635,050
Machinery - 0.1%
IMI PLC	62,089	2,346,581
Spirax Group PLC	18,505	1,839,593
Weir Group PLC/The	65,004	2,869,470
		7,055,644
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	572,145	3,274,065
Professional Services - 0.2%
Intertek Group PLC	38,796	2,369,781
RELX PLC	455,520	16,149,104
		18,518,885
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	104,816	6,722,329
Bunzl PLC	80,307	2,252,055
Diploma PLC	33,174	2,414,942
Howden Joinery Group PLC	134,288	1,538,012
RS GROUP PLC	116,465	1,067,745
		13,995,083
TOTAL INDUSTRIALS		115,059,691
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	94,983	4,606,136
Software - 0.0%
Sage Group PLC/The	241,410	3,162,612
TOTAL INFORMATION TECHNOLOGY		7,768,748
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	35,233	1,316,653
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	248,040	1,407,854
Land Securities Group PLC	184,528	1,642,505
		3,050,359
Industrial REITs - 0.1%
Segro PLC	339,631	3,525,473
Tritax Big Box REIT PLC	616,738	1,394,989
		4,920,462
Residential REITs - 0.0%
UNITE Group PLC/The	104,206	807,061
TOTAL REAL ESTATE		8,777,882
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	301,372	10,016,837
Multi-Utilities - 0.3%
Centrica PLC	1,171,442	3,060,819
National Grid PLC	1,238,080	21,034,428
		24,095,247
Water Utilities - 0.0%
Severn Trent PLC	66,429	2,661,497
United Utilities Group PLC	170,913	2,916,344
		5,577,841
TOTAL UTILITIES		39,689,925
TOTAL UNITED KINGDOM		644,720,131
UNITED STATES - 5.6%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (d)	39,065	19,546,173
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	506,433	4,974,089
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	92,318	1,444,215
Nestle SA	642,977	61,357,078
TOTAL CONSUMER STAPLES		62,801,293
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	82,152	1,824,838
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	3,911,214	24,799,278
DHT Holdings Inc	33,286	476,988
Shell PLC	1,438,498	55,295,161
		80,571,427
TOTAL ENERGY		82,396,265
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	74,570	11,908,242
Health Care - 2.6%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (d)	235,063	6,216,512
Legend Biotech Corp ADR (d)	20,222	353,885
		6,570,397
Health Care Equipment & Supplies - 0.1%
Alcon AG	124,704	10,069,237
Inmode Ltd (d)	15,025	236,043
		10,305,280
Life Sciences Tools & Services - 0.1%
ICON PLC (d)(e)	19,104	3,443,496
QIAGEN NV (Germany)	51,718	2,735,381
		6,178,877
Pharmaceuticals - 2.3%
GSK PLC	1,013,001	26,197,887
Haleon PLC	2,223,304	11,627,665
Novartis AG	474,369	70,382,042
Roche Holding AG	7,034	3,239,253
Roche Holding AG non-voting shares	175,518	79,815,043
Sanofi SA	269,601	25,429,773
		216,691,663
TOTAL HEALTH CARE		239,746,217
Industrials - 0.8%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	194,714	509,815
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	66,927	2,874,865
Waste Connections Inc	63,869	10,685,094
		13,559,959
Construction & Engineering - 0.1%
Ferrovial SE	120,549	8,147,745
Electrical Equipment - 0.5%
Schneider Electric SE	135,082	38,728,276
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	649	1,593,567
AP Moller - Maersk A/S Series B	1,101	2,722,472
		4,316,039
Professional Services - 0.1%
Experian PLC	229,272	8,683,617
TOTAL INDUSTRIALS		73,945,451
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (d)	12,635	5,443,537
JFrog Ltd (d)(e)	25,405	1,392,194
Monday.com Ltd (d)	10,354	1,188,122
TOTAL INFORMATION TECHNOLOGY		8,023,853
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	21,555	1,224,367
Holcim AG	125,953	12,981,835
James Hardie Industries PLC depository receipt (d)	144,902	3,342,900
Titan SA (Greece)	9,372	629,885
TOTAL MATERIALS		18,178,987
TOTAL UNITED STATES		521,520,570
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (d)	168,768	4,770,595
TOTAL COMMON STOCKS (Cost $6,644,834,659)		9,096,610,012

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	113,059	2,308,956
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	38,702	1,655,883
Volkswagen AG	51,487	6,245,635
TOTAL CONSUMER DISCRETIONARY		7,901,518
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	40,641	3,572,570
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	6,274	1,753,617
TOTAL GERMANY		13,227,705
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	5,028	918,448
Hyundai Motor Co Series 2	9,248	1,727,550
TOTAL CONSUMER DISCRETIONARY		2,645,998
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	204,148	16,520,631
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	1,437	157,594
TOTAL KOREA (SOUTH)		19,324,223
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	841,000	0
Transneft PJSC (d)(f)	16,800	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $27,995,870)		34,860,884

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $4,290,037)	3.82	4,295,000	4,290,713

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	246,029,168	246,078,374
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	29,618,625	29,621,587
TOTAL MONEY MARKET FUNDS (Cost $275,699,772)			275,699,961

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,952,820,338)	9,411,461,570
NET OTHER ASSETS (LIABILITIES) - (0.9)% (g)	(84,649,626)
NET ASSETS - 100.0%	9,326,811,944

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	763	3/2026	115,853,920	4,840,870
ICE MSCI Emerging Markets Index Contracts (United States)	787	3/2026	59,843,480	4,654,290
OSE TOPIX Contracts (Japan)	1	3/2026	231,132	2,696
TME S&P/TSX 60 Index Contracts (Canada)	58	3/2026	15,783,292	(4,915)

TOTAL FUTURES CONTRACTS				9,492,941
The notional amount of long futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,555,593 or 1.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $155,900,447 or 1.7% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $1,108,120 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,290,713.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,176,149.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	105,211,882	787,781,556	646,911,943	1,554,712	(3,121)	-	246,078,374	246,029,168	0.4%
Fidelity Securities Lending Cash Central Fund	30,310,158	56,506,317	57,195,233	91,762	345	-	29,621,587	29,618,625	0.1%
Total	135,522,040	844,287,873	704,107,176	1,646,474	(2,776)	-	275,699,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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